                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8194
                  --------------------------------------------

                            FINANCIAL INVESTORS TRUST
                            -------------------------
               (exact name of registrant as specified in charter)

                1625 Broadway, Suite 2200, Denver, Colorado 80202
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Erin E. Douglas, Secretary
                            Financial Investors Trust
                            1625 Broadway, Suite 2200
                             Denver, Colorado 80202
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-623-2577
                                                    ------------

Date of fiscal year end:   April 30
                           --------

Date of reporting period:  October 31
                           ----------

Due to an administrative error, the Semi-Annual Report mailed to Shareholders contained a typographical error on page 3 under the section entitled "Portfolio Update." A supplemental letter to shareholders will be mailed indicating that the last column of the table entitled "Ten Largest Holdings" under the "Portfolio Update" section on page 3 of the Semi-Annual Report should read "Price to Book Value Ratio" rather than "Price Earnings Ratio."

Item 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL
REPORT

[FINANCIAL INVESTORS TRUST LOGO]

OCTOBER 31, 2004

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

As a shareholder to the Funds, you will incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends, or on other distributions. There are also no redemption fees or exchange fees. However, the Funds do incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 3, 2004 and held until October 31, 2004.

ACTUAL RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expense Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

FINANCIAL INVESTORS TRUST U.S. TREASURY MONEY MARKET FUND

                                                                                  EXPENSE PAID
                                          BEGINNING ACCOUNT   ENDING ACCOUNT      DURING PERIOD
                                            VALUE 5/03/04     VALUE 10/31/04   5/03/04 - 10/31/04*
--------------------------------------------------------------------------------------------------
               Actual Fund Return            $  1,000.00       $  1,004.90          $  1.65
               Hypothetical Fund Return      $  1,000.00       $  1,023.29          $  1.67

FINANCIAL INVESTORS TRUST U.S. GOVERNMENT MONEY MARKET FUND

                                                                                  EXPENSE PAID
                                          BEGINNING ACCOUNT   ENDING ACCOUNT      DURING PERIOD
                                            VALUE 5/03/04     VALUE 10/31/04   5/03/04 - 10/31/04*
--------------------------------------------------------------------------------------------------
Class I        Actual Fund Return            $  1,000.00       $  1,005.80          $  1.00
               Hypothetical Fund Return      $  1,000.00       $  1,023.93          $  1.01
Class II       Actual Fund Return            $  1,000.00       $  1,004.60          $  2.25
               Hypothetical Fund Return      $  1,000.00       $  1,022.69          $  2.27

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FINANCIAL INVESTORS TRUST PRIME MONEY MARKET FUND

                                                                                  EXPENSE PAID
                                          BEGINNING ACCOUNT   ENDING ACCOUNT      DURING PERIOD
                                            VALUE 5/03/04     VALUE 10/31/04   5/03/04 - 10/31/04*
--------------------------------------------------------------------------------------------------
Class I        Actual Fund Return            $  1,000.00       $  1,006.00          $  1.00
               Hypothetical Fund Return      $  1,000.00       $  1,023.93          $  1.01
Class II       Actual Fund Return            $  1,000.00       $  1,004.00          $  3.00
               Hypothetical Fund Return      $  1,000.00       $  1,021.94          $  3.03

----------
* Expenses are equal to the Financial Investors Trust U.S. Treasury Money Market Fund, U.S. Government Money Market Fund Class I and II, and Prime Money Market Fund Class I and Class II annualized expense ratios of .33%, .20% and .45%, .20% and .60%, multiplied by the average account value over the period, multiplied by the number of days in the first fiscal half-year divided by 365 days in the current year (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

U.S. TREASURY MONEY MARKET FUND
OCTOBER 31, 2004 (UNAUDITED)

FACE VALUE                                                                          VALUE
------------                                                                     ------------
               U.S. TREASURY OBLIGATIONS  45.25%

               U.S. Treasury Bills:
$  9,000,000   1.62%, 11/4/04                                                    $  8,998,818
  10,000,000   1.54%, 11/4/04                                                       9,998,687
                                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                    18,997,505
  (Cost $18,997,505)                                                             ------------

                                                                                                COLLATERAL VALUE
                                                                                                ----------------
               REPURCHASE AGREEMENTS COLLATERALIZED
               BY U.S. GOVERNMENT OBLIGATIONS 54.86%

               Agreement with ABN AMRO Bank and Bank of New York (Tri-party),
               1.79%, dated 10/29/04 and maturing 11/1/04, collateralized by Federal Home Loan Bank Bond, 2.88% due
               8/15/06 with a repurchase amount of $9,000,448                    $  9,000,000   $      9,181,438

               Agreement with Bear Stearns Companies, Inc.,
               1.79%, dated 10/29/04 and maturing 11/1/04, collateralized by U.S. Treasury Strip, due 2/15/13 with a repurchase
               amount of $1,500,075                                                 1,500,000          1,530,594

               Agreement with Countrywide Funding Corp. and Bank of
               New York (Tri-party), 1.79%, dated 10/29/04 and maturing
               11/1/04, collateralized by U.S. Treasury Note, 3.00% due
               2/15/09 with a repurchase amount of $9,000,448                       9,000,000          9,180,405

               Agreement with Deutsche Bank and Bank of New York
               (Tri-party), 1.77%, dated 10/29/04 and maturing 11/1/04,
               collateralized by U.S. Treasury Note, 3.13% due 9/15/08
               with a repurchase amount of $1,500,074                               1,500,000          1,530,810

               Agreement with Lehman Brothers, Inc. and J.P. Morgan
               Chase & Co. (Tri-party), 1.79%, dated 10/29/04 and maturing
               11/1/04, collateralized by U.S. Treasury Notes, 6.50-7.62% due
               2/15/05-2/15/25 with a repurchase amount of $530,026                   530,000            543,630

               Agreement with Morgan Stanley & Co., Inc. and Bank of
               New York (Tri-party), 1.78%, dated 10/29/04 and maturing
               11/1/04, collateralized by U.S. Treasury Note, 7.50% due
               11/15/16 with a repurchase amount of $1,500,074                      1,500,000          1,531,319
                                                                                 -------------------------------
TOTAL REPURCHASE AGREEMENTS                                                        23,030,000         23,498,197
  (Cost $23,030,000)                                                             -------------------------------

TOTAL INVESTMENTS                                                                      100.11%  $    42,027,505
  (Cost $42,027,505)
Liabilities in Excess of Other Assets                                                   -0.11%           (44,529)
                                                                                 -------------------------------
NET ASSETS                                                                             100.00%  $     41,982,976
                                                                                 ===============================

Income Tax Information:
Total cost for federal income tax purposes: $42,027,505

See Notes to Financial Statements.

U.S. GOVERNMENT MONEY MARKET FUND
OCTOBER 31, 2004 (UNAUDITED)

FACE VALUE                                                                                            VALUE
------------                                                                                    ----------------
               U.S. GOVERNMENT AGENCY & OBLIGATIONS  69.54%

               Federal Home Loan Bank
$ 20,000,000       1.85%, 11/25/04*                                                             $     19,998,265
  15,000,000       1.84%, 12/21/04*                                                                   14,999,890
  15,000,000       1.83%,  2/16/05  DN                                                                14,918,323

               Federal Home Loan Mortgage Corp.
  10,000,000       1.60%, 11/2/04   DN                                                                 9,999,554
  10,000,000       1.59%, 11/9/04   DN                                                                 9,996,447
  15,000,000       1.60%, 11/9/04   DN                                                                14,994,670
  15,000,000       1.77%, 11/10/04*                                                                   14,999,593
  10,000,000       1.83%, 12/9/04*                                                                    10,001,780
  10,000,000       1.87%,  2/1/05   DN                                                                 9,952,089

               Federal National Mortgage Association
  10,000,000       1.62%, 11/3/04   DN                                                                 9,999,096
  20,000,000       1.06%, 11/18/04  DN                                                                19,989,936
  10,000,000       1.76%, 12/9/04*                                                                     9,996,139
  10,000,000       1.78%, 12/11/04*                                                                    9,999,712
  10,000,000       1.87%, 12/22/04  DN                                                                 9,973,524
  10,000,000       1.98%,  1/5/05   DN                                                                 9,964,201
  10,000,000       1.98%,  1/12/05  DN                                                                 9,960,359
  10,000,000       2.18%,  4/8/05   DN                                                                 9,904,524
                                                                                                ----------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS                                                           209,648,102
  (Cost $209,648,102)                                                                           ----------------

                                                                                     VALUE      COLLATERAL VALUE
                                                                                 ------------   ----------------
               REPURCHASE AGREEMENTS COLLATERALIZED
               BY U.S. GOVERNMENT OBLIGATIONS  30.55%

               Agreement with ABN AMRO Bank and Bank of New
               York (Tri-party), 1.86%, dated 10/29/04 and
               maturing 11/1/04, collateralized by Federal
               Home Loan Bank Bond, 2.88% due 8/15/05, and
               Federal National Mortgage Association Pass-
               Through Certificates, Gold Pools #B90380,
               G20017, 9.00-10.00% due 12/1/26-2/1/31 with a
               repurchase amount of $50,002,583                                  $ 50,000,000   $     51,003,195

               Agreement with Credit Suisse First Boston and J.P. Morgan
               Chase & Co. (Tri-party), 1.86%, dated 10/29/04 and maturing
               11/1/04, collateralized by Federal Home Loan Mortgage Corp.
               Bond, 6.75% due 3/15/31, and Federal National Mortgage
               Association Note, 4.63% due 10/15/14 with a repurchase
               amount of $40,002,067                                               40,000,000         40,802,859

               Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase
               & Co. (Tri-party), 1.87%, dated 10/29/04 and maturing 11/1/04, collateralized by Federal Home Loan Bank Bond, 2.25% due
               12/15/05 with a repurchase amount of $2,104,109                      2,104,000          2,148,477
                                                                                 -------------------------------
TOTAL REPURCHASE AGREEMENTS                                                        92,104,000         93,954,531
  (Cost $92,104,000)                                                             -------------------------------

TOTAL INVESTMENTS                                             100.09%               301,752,102
     (Cost $301,752,102)
Liabilities in Excess of Other Assets                          -0.09%                  (264,079)
                                                              ------             --------------
NET ASSETS                                                    100.00%            $  301,488,023
                                                              ======             ==============

----------
* Floating rate security - rate disclosed as of October 31, 2004. Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:
Total cost for federal income tax purposes: $301,752,102

As of April 30, 2004, the U.S. Government Money Market Fund had capital loss carryovers of $2,673 and $1,193 available to offset capital gains to the extent provided in regulations, which will expire on April 30, 2006 and 2008, respectively.

See Notes to Financial Statements.

PRIME MONEY MARKET FUND
OCTOBER 31, 2004 (UNAUDITED)

FACE VALUE                                                                              VALUE
------------                                                                       -------------
                   U.S. GOVERNMENT AGENCY &OBLIGATIONS 9.02%

                     Federal Home Loan Mortgage Corp.
$  5,000,000               1.77%, 11/10/04*                                        $   4,999,864
                     Federal National Mortgage Association
   4,000,000               1.76%, 12/9/04*                                             3,998,456
                                                                                   -------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS                                             8,998,320
      (Cost $8,998,320)                                                            -------------

DUE DATE           DISCOUNT RATE OR COUPON RATE                 PRINCIPAL AMOUNT
------------       ----------------------------------------     ----------------
                   BANK NOTES 10.03%
Bank One
11/1/04            1.78%*                                         $  5,000,000         4,999,827

Wells Fargo Bank
11/15/04           1.81%*                                            5,000,000         5,000,000
                                                                                   -------------
TOTAL BANK NOTES                                                                       9,999,827
 (Cost $9,999,827)                                                                 -------------

                   CERTIFICATES OF DEPOSIT 25.06%

BNP Paribas
11/16/04           1.80%*                                            5,000,000         4,999,184

Fortis Bank
11/22/04           1.84%*                                            5,000,000         4,999,526

Marshall & Ilsley Bank
12/20/04           1.94%*                                            5,000,000         5,000,540

Royal Bank of Scotland Group, PLC
11/22/04           1.84%*                                            5,000,000         4,999,528

Rabobank
11/8/04            1.40%                                             2,000,000         1,999,987

UBS AG
2/17/05            1.95%                                             3,000,000         3,000,000
                                                                                   -------------
TOTAL CERTIFICATES OF DEPOSIT                                                         24,998,765
     (Cost $24,998,765)                                                            -------------

DUE DATE           DISCOUNT RATE OR COUPON RATE                 PRINCIPAL AMOUNT      VALUE
------------       ----------------------------------------     ----------------   -------------
                   COMMERCIAL PAPER  35.71%

Alliance & Leicester, PLC
1/27/05            1.86%                                          $    4,000,000   $   3,981,958

Aspen Funding Corp.
1/13/05            2.01%                                               3,000,000       2,987,761

Cancara Asset Securitization
11/10/04           1.63%                                               3,187,000       3,185,696

Edison Asset Securitization, LLC
1/12/05            2.00%                                               3,000,000       2,987,988

General Electric Co.
12/29/04           1.97%                                               3,000,000       2,990,472

Giro Balanced Funding Corp.
11/10/04           1.63%                                               4,000,000       3,998,364

Grampian Funding Ltd., LLC
11/1/04            1.64%                                               4,000,000       4,000,000

Sheffield Receivables
11/8/04            1.79%                                               3,000,000       2,998,955

Thunder Bay Funding, LLC
1/10/05            2.00%                                               4,000,000       3,984,427

ING Funding
11/9/04            1.61%                                               4,500,000       4,498,384
                                                                                   -------------
TOTAL COMMERCIAL PAPER                                                                35,614,005
  (Cost $35,614,005)                                                               -------------

                                                                                         VALUE       COLLATERAL VALUE
                                                                                     -------------   ----------------
            REPURCHASE AGREEMENTS COLLATERALIZED
            BY U.S. GOVERNMENT OBLIGATIONS  20.25%

             Agreement with ABN AMRO Bank and Bank of New York
             (Tri-party), 1.86%, dated 10/29/04 and maturing 11/1/04,
             collateralized by Federal Home Loan Bank Bond, 2.88%
             2/13/09, and Federal Home Loan Mortgage Corp. Participation
             due 9/15/06 with a repurchase amount of $10,000,517                     $  10,000,000   $     10,202,866

             Agreement with Lehman Brothers, Inc. and J.P. Morgan
             Chase & Co. (Tri-party), 1.87%, dated 10/29/04 and maturing
             11/1/04, collateralized by Federal Home Loan Bank
             Bonds, 2.25-5.25% due 12/15/05-6/18/14 and Federal National
             Mortgage Association Note, 6.00% due 5/15/08 with a repurchase
             amount of $10,200,530                                                      10,200,000         10,404,231
                                                                                     ---------------------------------
TOTAL REPURCHASE AGREEMENTS                                                             20,200,000         20,607,097
  (Cost $20,200,000)                                                                 ---------------------------------

TOTAL INVESTMENTS                                                  100.07%     99,810,917
  (Cost $99,810,917)
Liabilities in Excess of Other Assets                               -0.07%       (70,020)
                                                             ------------   -------------
NET ASSETS                                                         100.00%  $  99,740,897
                                                             ============   =============

*Floating rate security - rate disclosed as of October 31, 2004. Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:
Total cost for federal income tax purposes: $99,810,917

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2004 (Unaudited)

                                                       U.S. TREASURY    U.S. GOVERNMENT            PRIME
                                                        MONEY MARKET      MONEY MARKET          MONEY MARKET
                                                           FUND               FUND                  FUND
                                                     --------------------------------------------------------
ASSETS
Investments, at amortized cost (which
   approximates market value) (1)                    $    42,027,505    $   301,752,102       $    99,810,917
Interest receivable                                            3,432            147,119                83,413
Prepaid and other assets                                      10,625             34,432                11,016
                                                     --------------------------------------------------------
        Total Assets                                      42,041,562        301,933,653            99,905,346
                                                     --------------------------------------------------------
LIABILITIES
Dividends payable                                             48,108            387,060               128,827
Accrued investment advisory fee                                2,369             18,297                 6,101
Accrued administration fee                                     5,828             26,373                 7,778
Accrued board of trustees fee                                    453              2,128                 1,883
Accrued SEC registration fee                                       -              1,953                     -
Accrued distribution fee                                           -                 96                10,152
Other payables                                                 1,828              9,723                 9,708
                                                     --------------------------------------------------------
        Total Liabilities                                     58,586            445,630               164,449
                                                     --------------------------------------------------------
NET ASSETS                                           $    41,982,976    $   301,488,023       $    99,740,897
                                                     ========================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                      $    41,964,922    $   301,490,701       $    99,735,787
(Over)/undistributed net investment income                    19,384              1,490                   (27)
Accumulated net realized gain/(loss)                          (1,330)            (4,168)                5,137
                                                     --------------------------------------------------------
NET ASSETS                                           $    41,982,976    $   301,488,023(2)    $    99,740,897(2)
                                                     ========================================================

Shares of beneficial interest outstanding
   (no par value, unlimited shares authorized)            41,999,353        301,342,924(2)         99,735,787(2)
                                                     --------------------------------------------------------
Net asset value and redemption value per share       $          1.00    $          1.00       $          1.00
                                                     --------------------------------------------------------

(1) Including repurchase agreements for the U.S. Treasury Money Market, U.S. Government Money Market, and Prime Money Market Funds in the amounts of $23,030,000, $92,104,000, and $20,200,000, respectively.

(2) U.S. GOVERNMENT MONEY MARKET FUND                   NET ASSETS      SHARES OUTSTANDING
                                                     ----------------   ------------------
        Class I                                        $  301,049,401       300,904,771
        Class II                                       $      438,622           438,153

    PRIME MONEY MARKET FUND                             NET ASSETS      SHARES OUTSTANDING
                                                     ----------------   ------------------
        Class I                                        $   70,237,401        70,227,556
        Class II                                       $   29,503,496        29,508,231

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2004 (Unaudited)

                                                      U.S. TREASURY     U.S. GOVERNMENT         PRIME
                                                       MONEY MARKET       MONEY MARKET       MONEY MARKET
                                                          FUND               FUND                FUND
                                                     -----------------------------------------------------
INVESTMENT INCOME                                    $       278,206    $     2,020,028    $       747,832
                                                     -----------------------------------------------------
EXPENSES
Investment advisory fee                                       22,459            153,362             56,761
Administration services                                      299,179            233,694            179,420
Legal                                                            604              5,104              3,399
Reports to Shareholders                                           84             10,548              5,520
Insurance                                                      2,074             17,534              6,967
State Registration                                               410                  -                  -
  Class I                                                          -              2,759                589
  Class II                                                         -                 11                346
Distribution - Class II                                            -              1,458             79,725
Board of Trustees                                              1,396              9,906              4,840
Miscellaneous                                                    222              5,308              3,820
                                                     -----------------------------------------------------
         Total Expenses before fee waiver                    326,428            439,684            341,387
Expenses waived by administrator                            (248,356)           (95,015)          (134,633)
Expenses waived by investment advisor                         (7,486)           (51,120)           (18,920)
                                                     -----------------------------------------------------
         Net Expenses                                         70,586            293,549            187,834
                                                     -----------------------------------------------------
NET INVESTMENT INCOME                                        207,620          1,726,479            559,998
                                                     -----------------------------------------------------
Net realized loss on investments                              (1,419)              (302)            (7,899)
                                                     -----------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                            $       206,201    $     1,726,177    $       552,099
                                                     =====================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                              U.S. TREASURY
                                                               MONEY MARKET
                                                                   FUND
                                             -------------------------------------------------
                                                      FOR THE SIX                  FOR THE
                                                     MONTHS ENDED                 YEAR ENDED
                                              OCTOBER 31, 2004 (UNAUDITED)      APRIL 30, 2004
                                             -------------------------------------------------
OPERATIONS
Net investment income                               $     207,620              $       447,265
Net realized gain/(loss) on investments                    (1,419)                      11,941
                                             -------------------------------------------------
Net increase in net assets resulting
   from operations                                        206,201                      459,206
                                             -------------------------------------------------
DISTRIBUTIONS
Dividends to shareholders from net
   investment income                                     (207,620)                    (447,265)
                                             -------------------------------------------------
BENEFICIAL INTEREST
   TRANSACTIONS (1)
Shares sold                                            57,228,781                  116,973,962
Dividends reinvested                                      181,680                      461,228
Shares redeemed                                       (61,187,973)                (152,620,186)
                                             -------------------------------------------------
Net decrease in net assets from
  beneficial interest transactions                     (3,777,512)                 (35,184,996)
                                             -------------------------------------------------
Net decrease in net assets                             (3,778,931)                 (35,173,055)

NET ASSETS:
Beginning of period                                    45,761,907                   80,934,962
                                             -------------------------------------------------
End of period*                                      $  41,982,976              $    45,761,907
                                             =================================================

* Includes undistributed net
  investment income of:                             $      19,384              $        19,384

(1)  At net asset value of $1.00 per share.

See Notes to Financial Statements.

                                                          U.S. GOVERNMENT                              PRIME
                                                           MONEY MARKET                             MONEY MARKET
                                                               FUND                                     FUND
                                             ------------------------------------------------------------------------------
                                                FOR THE SIX           FOR THE            FOR THE SIX            FOR THE
                                                MONTHS ENDED         YEAR ENDED          MONTHS ENDED          YEAR ENDED
                                             OCTOBER 31, 2004**    APRIL 30, 2004      OCTOBER 31, 2004**    APRIL 30, 2004
                                             ------------------------------------------------------------------------------
OPERATIONS
Net investment income                        $     1,726,479      $      3,492,263     $       559,998      $     1,283,490
Net realized gain/(loss) on investments                 (302)               86,553              (7,899)              14,656
                                             ------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                  1,726,177             3,578,816             552,099            1,298,146
                                             ------------------------------------------------------------------------------

DISTRIBUTIONS
Dividends to shareholders from net
  investment income
  Class I                                         (1,721,431)           (3,479,530)           (408,990)          (1,009,315)
  Class II                                            (5,048)              (12,733)           (151,035)            (274,252)
Dividends to shareholders from net
  realized gains
  Class I                                                  -                     -                   -              (36,572)
  Class II                                                 -                     -                   -              (14,842)
                                             ------------------------------------------------------------------------------

Net decrease in net assets from
  distributions                                   (1,726,479)           (3,492,263)           (560,025)          (1,334,981)
                                             ------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS (1)
 Class I
  Shares sold                                    346,046,294         1,045,693,823          63,518,683          506,321,941
  Dividends reinvested                             1,464,611             3,438,053              91,761              467,012
  Shares redeemed                               (291,943,396)       (1,210,882,693)       (111,247,346)        (486,962,494)
 Class II
  Shares sold                                        758,149             1,914,017          48,718,850          110,896,619
  Dividends reinvested                                 5,669                13,191               5,482               12,377
  Shares redeemed                                 (2,060,950)           (2,355,839)        (63,993,709)        (117,872,870)
                                             ------------------------------------------------------------------------------

Net increase/(decrease) in net assets
  from beneficial interest transactions           54,270,377          (162,179,448)        (62,906,279)          12,862,585
                                             ------------------------------------------------------------------------------

Net increase/(decrease) in net assets             54,270,075          (162,092,895)        (62,914,205)          12,825,750

NET ASSETS:
Beginning of period                              247,217,948           409,310,843         162,655,102          149,829,352
                                             ------------------------------------------------------------------------------

End of period*                               $   301,488,023      $    247,217,948     $    99,740,897      $   162,655,102
                                             ==============================================================================

* Includes (over)/undistributed net
  investment income of:                      $         1,490      $          1,490     $           (27)     $             -

** Unaudited
(1)  At net asset value of $1.00 per share.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

U.S. TREASURY MONEY MARKET FUND
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                               FOR THE SIX
                                               MONTHS ENDED                       FOR THE YEARS ENDED
                                                OCTOBER 31,                           APRIL 30,
                                                  2004*         2004         2003       2002        2001        2000
                                               ------------------------------------------------------------------------
Net asset value, beginning of period           $    1.00      $    1.00    $   1.00   $    1.00   $    1.00   $    1.00
                                               ------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                               0.00^          0.01        0.01        0.03        0.06        0.05
                                               ------------------------------------------------------------------------

DISTRIBUTIONS
From net investment income                          0.00^         (0.01)      (0.01)      (0.03)      (0.06)      (0.05)
                                               ------------------------------------------------------------------------
Net asset value, end of period                 $    1.00      $    1.00    $   1.00   $    1.00   $    1.00   $    1.00
                                               ========================================================================
TOTAL RETURN+                                       0.49%#         0.76%       1.26%       2.53%       5.92%       5.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                $  41,983      $  45,762    $ 80,935   $  88,395   $  74,590   $  78,943

Ratio of expenses to average net assets             0.33%**        0.33%       0.33%       0.33%       0.33%       0.33%
Ratio of net investment income to
  average net assets                                0.97%**        0.78%       1.25%       2.51%       5.82%       4.85%
Ratio of expenses to average net assets
  without fee waivers                               1.53%**        1.18%       0.76%       0.69%       0.80%       0.72%
Ratio of net investment income to
  average net assets without fee waivers           (0.23)%**      (0.07)%      0.81%       2.15%       5.34%       4.46%

*Unaudited

** Annualized

+ Total return would have been lower had various fees not been waived during the period

# Total returns for periods of less than one year are not annualized

^ Less than $.005 per share

See Notes to Financial Statements.

U.S. GOVERNMENT MONEY MARKET FUND - CLASS I
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                FOR THE SIX
                                                MONTHS ENDED                      FOR THE YEARS ENDED
                                                 OCTOBER 31,                           APRIL 30,
                                                   2004*         2004         2003        2002        2001        2000
                                                -------------------------------------------------------------------------
Net asset value, beginning of period            $    1.00      $    1.00    $    1.00   $    1.00   $    1.00   $    1.00
                                                -------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                0.01           0.01         0.01        0.03        0.06        0.05
                                                -------------------------------------------------------------------------

DISTRIBUTIONS
From net investment income                          (0.01)         (0.01)       (0.01)      (0.03)      (0.06)      (0.05)
                                                -------------------------------------------------------------------------
Net asset value, end of period                  $    1.00      $    1.00    $    1.00   $    1.00   $    1.00   $    1.00
                                                =========================================================================
TOTAL RETURN+                                        0.58%#         0.93%        1.43%       2.87%       6.14%       5.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                 $ 301,049      $ 245,482    $ 407,147   $ 466,482   $ 343,856   $ 223,152

Ratio of expenses to average net assets              0.20%**        0.20%        0.20%       0.20%       0.20%       0.20%
Ratio of net investment income to
  average net assets                                 1.18%**        0.94%        1.42%       2.78%       5.96%       5.12%
Ratio of expenses to average net assets
  without fee waivers                                0.30%**        0.28%        0.21%       0.21%       0.21%       0.22%
Ratio of net investment income to
  average net assets without fee waivers             1.08%**        0.86%        1.41%       2.77%       5.95%       5.10%

* Unaudited

** Annualized

+Total return would have been lower had various fees not been waived during the period

# Total returns for periods of less than one year are not annualized

See Notes to Financial Statements.

U.S. GOVERNMENT MONEY MARKET FUND - CLASS II
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                   FOR THE SIX           FOR THE
                                                   MONTHS ENDED         YEAR ENDED       FOR THE PERIOD ENDED
                                                 OCTOBER 31, 2004*    APRIL 30, 2004       APRIL 30, 2003(1)
                                                 ------------------------------------------------------------
Net asset value, beginning of period                $      1.00        $      1.00          $       1.00
                                                 ------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                      0.00^              0.01                  0.01
                                                 ------------------------------------------------------------

DISTRIBUTIONS
From net investment income                                (0.00)^            (0.01)                (0.01)
                                                 ------------------------------------------------------------
Net asset value, end of period                      $      1.00        $      1.00          $       1.00
                                                 ============================================================
TOTAL RETURN+                                              0.46%#             0.67%                 1.03%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                     $       439        $     1,736          $      2,164

Ratio of expenses to average net assets                    0.45%**            0.45%                 0.45%**
Ratio of net investment income to
  average net assets                                       0.87%**            0.68%                 0.92%**
Ratio of expenses to average net assets
  without fee waivers                                      0.55%**            0.53%                 0.46%**
Ratio of net investment income to
  average net assets without fee waivers                   0.77%**            0.60%                 0.91%**

* Unaudited

** Annualized

+Total return would have been lower had various fees not been waived during the period

# Total returns for periods of less than one year are not annualized

^ Less than $.005 per share

(1) Class II commenced operations on June 18, 2002

See Notes to Financial Statements.

PRIME MONEY MARKET FUND - CLASS I
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                               FOR THE SIX
                                               MONTHS ENDED                        FOR THE YEARS ENDED
                                                OCTOBER 31,                             APRIL 30,
                                                  2004*          2004         2003        2002        2001        2000
                                               --------------------------------------------------------------------------
Net asset value, beginning of period            $    1.00      $    1.00    $    1.00   $    1.00   $    1.00   $    1.00
                                                -------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                0.00^          0.01         0.01        0.03        0.06        0.05
Net realized gain                                       -           0.00^           -           -           -           -
                                                -------------------------------------------------------------------------
Total from investment operations                        -           0.01         0.01        0.03        0.06        0.05
                                                -------------------------------------------------------------------------

DISTRIBUTIONS
From net investment income                           0.00^         (0.01)       (0.01)      (0.03)      (0.06)      (0.05)
From net realized gain                                  -           0.00^           -           -           -           -
                                                -------------------------------------------------------------------------
Total distributions                                     -          (0.01)       (0.01)      (0.03)      (0.06)      (0.05)
                                                -------------------------------------------------------------------------
Net asset value, end of period                  $    1.00      $    1.00    $    1.00   $    1.00   $    1.00   $    1.00
                                                =========================================================================
TOTAL RETURN+                                        0.60%#         0.95%        1.42%       2.88%       6.23%       5.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                 $  70,237      $ 117,879    $  98,079   $ 138,272   $ 120,383   $ 140,005

Ratio of expenses to average net assets              0.20%**        0.20%        0.20%       0.20%       0.20%       0.20%
Ratio of net investment income to
  average net assets                                 1.20%**        0.95%        1.46%       2.74%       6.06%       5.37%
Ratio of expenses to average net assets
  without fee waivers                                0.48%**        0.35%        0.26%       0.28%       0.33%       0.28%
Ratio of net investment income to
  average net assets without fee waivers             0.92%**        0.79%        1.41%       2.66%       5.93%       5.28%

* Unaudited

** Annualized

+Total return would have been lower had various fees not been waived during the period

# Total returns for periods of less than one year are not annualized

^Less than $.005 per share

See Notes to Financial Statements.

PRIME MONEY MARKET FUND - CLASS II
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                               FOR THE SIX
                                               MONTHS ENDED                       FOR THE YEARS ENDED
                                                OCTOBER 31,                           APRIL 30,
                                                  2004*          2004          2003       2002        2001        2000
                                               --------------------------------------------------------------------------
Net asset value, beginning of period            $    1.00      $    1.00    $    1.00   $    1.00   $    1.00   $    1.00
                                                -------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                0.00^          0.01         0.01        0.03        0.06        0.05
Net realized gain                                       -           0.00^           -           -           -           -
                                                -------------------------------------------------------------------------
Total from investment operations                        -           0.01         0.01        0.03        0.06        0.05
                                                -------------------------------------------------------------------------

DISTRIBUTIONS
From net investment income                           0.00^         (0.01)       (0.01)      (0.03)      (0.06)      (0.05)
From net realized gain                                  -           0.00^           -           -           -           -
                                                -------------------------------------------------------------------------
Total distributions                                     -          (0.01)       (0.01)      (0.03)      (0.06)      (0.05)
                                                -------------------------------------------------------------------------
Net asset value, end of period                  $    1.00      $    1.00    $    1.00   $    1.00   $    1.00   $    1.00
                                                =========================================================================
TOTAL RETURN+                                        0.40%#         0.55%        1.02%       2.62%       5.97%       5.17%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                 $  29,503      $  44,776    $  51,750   $   2,591   $      39   $      32

Ratio of expenses to average net assets              0.60%**        0.60%        0.60%       0.51%       0.45%       0.45%
Ratio of net investment income to
  average net assets                                 0.76%**        0.55%        0.96%       2.17%       5.88%       5.11%
Ratio of expenses to average net assets
  without fee waivers                                0.89%**        0.75%        0.66%       0.60%       0.58%       0.57%
Ratio of net investment income to
  average net assets without fee waivers             0.47%**        0.39%        0.91%       2.08%       5.75%       4.99%

* Unaudited

** Annualized

+Total return would have been lower had various fees not been waived during the period

# Total returns for periods of less than one year are not annualized

^ Less than $.005 per share

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

     Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and the Prime Money Market Fund (the "Funds"). The financial statements of the remaining portfolios of the Trust are presented separately.

     The U.S. Government Money Market Fund and the Prime Money Market Fund offer two classes of shares (Class I and Class II). Class I and Class II are identical in all respects with the exception that Class II shares charge a distribution fee and have a lower investment minimum. Each Class of shares has equal rights as to earnings, assets and voting privileges except that Class II has exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each Class based upon their relative net assets.

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     INVESTMENT VALUATION: Each of the Money Market Funds values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Money Market Fund must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. Interest income is accrued and recorded as earned.

     REPURCHASE AGREEMENTS: In some cases, the Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provisions are required.

     CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year.

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

     EXPENSES: Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

     USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

     At a special meeting on June 10, 2003, shareholders of each of the Funds approved an Investment Advisory Agreement between the Trust and SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"). Pursuant to these advisory agreements, SSgA FM is entitled to an advisory fee at the annual rate of .105% of each Fund's average net assets. SSgA FM has voluntarily agreed to waive .035% of their advisory fee until assets for each Fund reach $1 billion.

Prior to June 10, 2003, SSgA FM assumed the interim investment advisory responsibility for the Financial Investors Trust Money Market Funds. Pursuant to the interim advisory agreement, SSgA FM was entitled to the following advisory fee schedule:

                                U.S. TREASURY         U.S. GOVERNMENT            PRIME
AVERAGE NET ASSETS            MONEY MARKET FUND      MONEY MARKET FUND     MONEY MARKET FUND
------------------            -----------------      -----------------     -----------------
First $500 million                  0.05%                  0.04%                 0.04%
Next $500 million                  0.075%                  0.06%                 0.06%
Next $500 million                   0.10%                  0.08%                 0.08%
In excess of $1.5 billion           0.15%                  0.08%                 0.08%

Any information contained in this report prior to January 13, 2003, reflects the operations of the funds while GE Asset Management, Inc ("GEAM") was the adviser. GEAM had the following fee schedule:

                                U.S. TREASURY         U.S. GOVERNMENT            PRIME
AVERAGE NET ASSETS            MONEY MARKET FUND      MONEY MARKET FUND     MONEY MARKET FUND
------------------            -----------------      -----------------     -----------------
First $500 million                  0.05%                  0.04%                 0.04%
Next $500 million                  0.075%                  0.06%                 0.06%
Next $500 million                   0.10%                  0.08%                 0.08%
In excess of $1.5 billion           0.15%                  0.08%                 0.08%

     ALPS Mutual Funds Services, Inc. ("ALPS") serves as the Funds' administrator. ALPS is entitled to receive a fee from each Fund for its administrative services, computed daily and payable monthly, based on the following fee schedule:

                                U.S. TREASURY         U.S. GOVERNMENT            PRIME
AVERAGE NET ASSETS            MONEY MARKET FUND*     MONEY MARKET FUND*    MONEY MARKET FUND*
------------------            ------------------     ------------------    ------------------
First $500 million                 0.26%                   0.16%                 0.16%
Next $500 million                  0.24%                   0.14%                 0.14%
In excess of $1 billion            0.22%                   0.12%                 0.12%

*Subject to a minimum monthly fee of $50,000, $30,000 and $30,000 for the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Prime Money Market Fund, respectively.

     ALPS has contractually agreed to waive a portion of its administration fees until April 30, 2005, to the extent necessary for U.S. Treasury to maintain a total expense ratio of no more than .33% of its average net assets, U.S. Government Class I to maintain a total expense ratio of no more than .20% of its average net assets, U.S. Government Class II to maintain a total expense ratio of no more than .45% of its average net assets, Prime Class I to maintain a total expense ratio of no more than .20% of its average net assets, and Prime Class II to maintain a total expense ratio of no more than .60% of its average net assets, respectively. After that date, the fee waivers by ALPS are voluntary and may be terminated at any time.

     Administration fee includes: fund administration, fund accounting, daily pricing, custody, registration, shareholder servicing, transfer agency, fund ratings and audit.

     The Trustees have adopted a Distribution Plan on behalf of Class II of the U.S. Government Money Market Fund and the Prime Money Market Fund ("Class II") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to the Distributor, ALPS Distributors, Inc. at the annual rate of .25% of the average net assets of Class II of the U.S. Government Money Market Fund and .40% of the average net assets of Class II of the Prime Money Market Fund.

     Shareholders holding more than 10% of the Funds' outstanding shares as of October 31, 2004, constituted 35% of the U.S. Treasury Money Market Fund, 33% of the U.S. Government Money Market Fund and 92% of the Prime Money Market Fund.

FUND HOLDINGS (UNAUDITED)

     The Funds file complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund's Forms N-Q are available without charge, upon request, by contacting the Fund at 1-800-298-3442 and on the Commission's website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1-800-SEC-0330.

TRUSTEES & OFFICERS (UNAUDITED)

As of October 31, 2004, the Funds represented three of seven separate series under the Trust. The Trust's Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

INTERESTED TRUSTEES & OFFICERS

                                                TERM OF OFFICE, LENGTH
                                                OF TIME SERVED AND
                           POSITION(S) HELD     NUMBER OF PORTFOLIOS         PRINCIPAL OCCUPATION DURING THE PAST 5
NAME, ADDRESS & AGE        WITH FUNDS           OVERSEEN                     YEARS* AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
W. Robert Alexander, (76)  Trustee and          W. Robert Alexander          Mr. Alexander is the Chief Executive
                           Chairman             was elected by the           Officer of ALPS Mutual Funds Services,
1625 Broadway                                   initial shareholder in       Inc., ("ALPS") and ALPS Distributors, Inc.,
Suite 2200                                      December 1993 and            ("ADI") which provide administration and
Denver, CO 80202                                oversees 7 portfolios in     distribution services, respectively, for
                                                fund complex.                proprietary mutual fund complexes. Mr.
                                                                             Alexander was Vice Chairman of First
                                                                             Interstate Bank of Denver, responsible for
                                                                             Trust, Private Banking, Retail Banking, Cash
                                                                             Management Services and Marketing. Mr.
                                                                             Alexander is currently a member of the Board
                                                                             of Trustees of the Hunter and Hughes Trusts,
                                                                             Financial Investors Variable Insurance Trust,
                                                                             Clough Global Allocation Fund and Reaves
                                                                             Utility Income Fund. Because of his
                                                                             affiliation with ALPS and ADI, Mr. Alexander
                                                                             is considered an "interested" Trustee of the
                                                                             Trust.

Edmund J. Burke, (43)      President            Edmund J. Burke was          Mr. Burke is President and Director of
                                                elected as President at      ALPS and ADI. Mr. Burke joined ALPS in 1991 as
1625 Broadway                                   the December 17, 2002        Vice President and National Sales Manager.
Suite 2200                                      meeting of the Board of      Because of his positions with ADI and ALPS,
Denver, CO 80202                                Trustees.                    Mr. Burke is deemed an affiliate of the Trust
                                                                             as defined under the 1940 Act. Mr. Burke is
                                                                             currently President of the Financial
                                                                             Investors Variable Insurance Trust, Reaves
                                                                             Utility Income Fund and Clough Global
                                                                             Allocation Fund.

J. Jeffrey Dohse, (63)     Vice President       J. Jeffrey Dohse was         Vice President, Denver Investment Advisors
                                                elected as Vice President    LLC, June 2004 to present. Executive Vice
1225 17th Street                                at the September 17, 2002    President of Tempest Investment Counselors,
26th Floor                                      meeting of the Board of      Inc., from July 1983 to July 2004.
Denver, CO 80202                                Trustees. Effective
                                                December 14, 2004, J.
                                                Jeffrey Dohse will no
                                                longer be an officer.

                                                TERM OF OFFICE, LENGTH
                                                OF TIME SERVED AND
                           POSITION(S) HELD     NUMBER OF PORTFOLIOS         PRINCIPAL OCCUPATION DURING THE PAST 5
NAME, ADDRESS & AGE        WITH FUNDS           OVERSEEN                     YEARS* AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
H. David Lansdowne, (57)   Vice President       H. David Lansdowne was       Director of Wealth Management, Denver
                                                elected as Vice President    Investment Advisors, LLC, June 2004 to
1225 17th Street                                at the January 20, 1998      present. President and CEO of Tempest
26th Floor                                      meeting of the Board of      Investment Counselors, Inc., from January
Denver, CO 80202                                Trustees. Effective          1998 to July 2004. Mr. Lansdowne joined
                                                December 14, 2004, H.        Tempest as Director of Research in 1983.
                                                David Lansdowne will no
                                                longer be an officer.

Jeremy O. May, (34)        Treasurer            Jeremy May was elected at    Mr. May is Managing Director, Operations &
                                                the October 7, 1997          Client Services of ALPS and ADI. Mr. May
1625 Broadway                                   meeting of the Board of      joined ALPS in 1995 as a Controller. Mr. May
Suite 2200                                      Trustees.                    was an auditor with Deloitte & Touche LLP in
Denver, CO 80202                                                             their Denver office. Because of his positions
                                                                             with ALPS and ADI, Mr. May is deemed an
                                                                             affiliate of the Trust as defined under the
                                                                             1940 Act. Mr. May is currently Treasurer of
                                                                             Financial Investors Variable Insurance Trust,
                                                                             Reaves Utility Income Fund, and First Funds
                                                                             Trust.

Erin Douglas, (27)         Secretary            Erin Douglas was elected     Ms. Douglas is Associate Counsel of ALPS. Ms.
                                                as Secretary at the June     Douglas joined ALPS as Associate Counsel in
1625 Broadway                                   15, 2004 meeting of the      January 2003. Ms. Douglas is deemed an
Suite 2200                                      Board of Trustees.           affiliate of the Trust as defined under the
Denver, CO 80202                                                             1940 Act. Ms. Douglas is currently Secretary
                                                                             of the Financial Investors Variable Insurance
                                                                             Trust, Reaves Utility Income Fund, Clough
                                                                             Global Allocation Fund and the Westcore
                                                                             Trust.

INDEPENDENT TRUSTEES

                                                TERM OF OFFICE, LENGTH
                                                OF TIME SERVED AND
                           POSITION(S) HELD     NUMBER OF PORTFOLIOS         PRINCIPAL OCCUPATION DURING THE PAST 5
NAME, ADDRESS & AGE        WITH FUNDS           OVERSEEN                     YEARS* AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
Mary K. Anstine, (63)      Trustee              Mary K. Anstine was          Ms. Anstine was President/Chief Executive
                                                elected at a special         Officer, HealthONE Alliance, Denver,
1625 Broadway                                   meeting of shareholders      Colorado; Former Executive Vice President,
Suite 2200                                      held on March 21, 1997       First Interstate Bank of Denver. Ms. Anstine
Denver, CO 80202                                and oversees 7               is currently a Director of the Trust of
                                                portfolios in fund           Colorado, Trustee of the Denver Area Council
                                                complex.                     of the Boy Scouts of America, a Director of
                                                                             the Junior Achievement Board and the Colorado
                                                                             Uplift Board, and a member of the Advisory
                                                                             Boards for the Girl Scouts Mile Hi Council
                                                                             and the Hospice of Metro Denver. Ms. Anstine
                                                                             is a Trustee of Financial Investors Variable
                                                                             Insurance Trust and Reaves Utility Income
                                                                             Fund. Formerly, Ms. Anstine served as a
                                                                             Director of ALPS Distributors, Inc., from
                                                                             October 1995 to December 1996; Director of
                                                                             HealthONE; a member of the American Bankers
                                                                             Association Trust Executive Committee; and
                                                                             Director of the Center for Dispute
                                                                             Resolution.

Edwin B. Crowder, (73)     Trustee              Edwin B. Crowder was         Mr. Crowder currently operates a marketing
                                                elected at a special         concern with operations in the U. S. and
1625 Broadway                                   meeting of shareholders      Latin America. He has previously engaged in
Suite 2200                                      held on March 21, 1997       business pursuits in the restaurant, oil and
Denver, CO 80202                                and oversees 7 portfolios    gas drilling, and real estate development
                                                in fund complex.             industries. Mr. Crowder is a former Director
                                                                             of Athletics and Head Football Coach at the
                                                                             University of Colorado.

Robert E. Lee, (69)        Trustee              Robert E. Lee was            Mr. Lee has been a Director of Storage
                                                appointed as a Trustee at    Technology Corporation since 1989 and of JNG
1625 Broadway                                   the December 15, 1998,       since 1981. Mr. Lee was the Executive
Suite 2200                                      meeting of the Board of      Director of The Denver Foundation from 1989
Denver, CO 80202                                Trustees and oversees 7      to 1996, and is currently the Executive
                                                portfolios in fund           Director of Emeritus. Mr. Lee is also a
                                                complex.                     Director of Meredith Corporation since 1982.
                                                                             Mr. Lee is a Trustee of the Financial
                                                                             Investors Variable Insurance Trust and Reaves
                                                                             Utility Income Fund.

                                                TERM OF OFFICE, LENGTH
                                                OF TIME SERVED AND
                           POSITION(S) HELD     NUMBER OF PORTFOLIOS         PRINCIPAL OCCUPATION DURING THE PAST 5
NAME, ADDRESS & AGE        WITH FUNDS           OVERSEEN                     YEARS* AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
John R. Moran, Jr., (74)   Trustee              John R. Moran was elected    Mr. Moran is President of The Colorado Trust,
                                                at a special meeting of      a private foundation serving the health and
1625 Broadway                                   shareholders held on         hospital community in the State of Colorado.
Suite 2200                                      March 21, 1997 and           An attorney, Mr. Moran was formerly a partner
Denver, CO 80202                                oversees 7 portfolios in     with the firm of Kutak Rock & Campbell in
                                                fund complex.                Denver, Colorado and a member of the Colorado
                                                                             House of Representatives. Currently, Mr.
                                                                             Moran is a member of the Board of Directors
                                                                             and Treasurer of Grant makers in Health; a
                                                                             Director of the Conference of Southwest
                                                                             Foundations; a member of the Treasurer's
                                                                             Office Investment Advisory Committee for the
                                                                             University of Colorado; a Trustee of the
                                                                             Robert J. Kutak Foundation, Financial
                                                                             Investors Variable Insurance Trust; Director
                                                                             of the Colorado Wildlife Heritage Foundation;
                                                                             and a member of the Alumni Council of the
                                                                             University of Denver College of Law.

* Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

                            INTENTIONALLY LEFT BLANK

                            INTENTIONALLY LEFT BLANK

INVESTMENT ADVISER
SSgA Funds Management, Inc.
1 International Place, 25th Floor
Boston, Massachusetts  02110

ADMINISTRATOR, TRANSFER AGENT & FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
1625 Broadway
Suite 2200
Denver, Colorado 80202

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway
Suite 2200
Denver, Colorado 80202

LEGAL COUNSEL
Davis Graham & Stubbs LLP
1550 Seventeenth Street
Suite 500
Denver, Colorado 80202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado 80202

CUSTODIAN
State Street Bank & Trust Company
of Connecticut N.A.
750 Main Street
Suite 1114
Hartford, Connecticut 06103

SUB-CUSTODIAN
State Street Bank & Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Must be accompanied or preceded by a current prospectus.

For more information, please call
800.298.3442 or visit
www.fitfunds.com


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL
DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[AMERICAN FREEDOM FUNDS LOGO]


                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 2004

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

As a shareholder to the Fund, you will incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends, or on other distributions. There are also no redemption fees or exchange fees. However, the Fund does incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 3, 2004 and held until October 31, 2004.

ACTUAL RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expense Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND

                                                                                               EXPENSE PAID
                                              BEGINNING ACCOUNT         ENDING ACCOUNT         DURING PERIOD
                                                VALUE 5/03/04           VALUE 10/31/04      5/03/04 - 10/31/04*
---------------------------------------------------------------------------------------------------------------
Class I        Actual Fund Return                $ 1,000.00               $ 1,005.60               $ 1.00
               Hypothetical Fund Return          $ 1,000.00               $ 1,023.93               $ 1.01
Class II       Actual Fund Return                $ 1,000.00               $ 1,004.40               $ 2.35
               Hypothetical Fund Return          $ 1,000.00               $ 1,022.59               $ 2.37

* Expenses are equal to the American Freedom U.S. Government Money Market Fund Class I and Class II annualized expense ratios of .20% and .47%, multiplied by the average account value over the period, multiplied by the number of days in the first fiscal half-year divided by 365 days in the current year (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND
October 31, 2004 (Unaudited)

FACE VALUE                                                                         VALUE
-------------                                                                  ------------
                       U.S. GOVERNMENT & AGENCY OBLIGATIONS 62.66%

                        Federal Home Loan Bank
$ 15,000,000               1.85%, 11/25/04*                                    $ 14,998,699
   5,000,000               1.84%, 12/21/04*                                       4,999,963
   3,000,000               1.38%, 1/5/05                                          2,999,771
   5,000,000               1.83%, 2/16/05  DN                                     4,972,774

                        Federal Home Loan Mortgage Corp.
   5,000,000               1.60%, 11/2/04  DN                                     4,999,774
   5,000,000               1.60%, 11/9/04  DN                                     4,998,224
   5,000,000               1.59%, 11/9/04  DN                                     4,998,224
  10,000,000               1.77%, 11/10/04*                                       9,999,729
   2,000,000               1.11%, 12/1/04  DN                                     1,998,140

                        Federal National Mortgage Assocation

  10,000,000              1.62%, 11/3/04   DN                                     9,999,097
   1,000,000              1.48%, 11/12/04  DN                                       999,543
   2,000,000              1.27%, 11/18/04  DN                                     1,998,791
   3,000,000              1.76%, 12/9/04*                                         2,998,842
   5,000,000              1.78%, 12/11/04*                                        4,999,856
   2,000,000              1.98%, 1/5/05    DN                                     1,992,840
   3,000,000              1.98%, 1/12/05   DN                                     2,988,108
   3,000,000              2.18%, 4/8/05    DN                                     2,971,357
                                                                               ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $83,913,732)                                                             83,913,732
                                                                               ------------

                                                                                         VALUE    COLLATERAL VALUE
                                                                                         -------------------------
           REPURCHASE AGREEMENTS COLLATERALIZED
           BY U.S. GOVERNMENT OBLIGATIONS 37.41%

           Agreement with ABN AMRO Bank and Bank of New York
           (Tri-party), 1.86%, dated 10/29/04 and maturing
           11/1/04, collateralized by Federal National Mortgage
           Association DN, due 11/8/04 with a repurchase amount of
           $25,001,292                                                           $  25,000,000        $ 25,500,244

           Agreement with Credit Suisse First Boston, Inc. and
           J.P. Morgan Chase & Co. (Tri-party), 1.86%, dated
           10/29/04 and maturing 11/1/04 collateralized by Federal
           Home Loan Mortgage Corp. Notes, 4.00-6.25% due
           6/12/13-7/15/32 with a repurchase amount of $25,001,292                  25,000,000          25,503,320

           Agreement with Lehman Brothers Inc. and J.P. Morgan
           Chase & Co. (Tri-party), 1.87% dated 10/29/04 and
           maturing 11/1/04, collateralized by Federal Home Loan
           Bank Bond, 2.25% due 12/15/05 with a repurchase amount
           of $101,005                                                                 101,000             105,663
                                                                                ----------------------------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $50,101,000)                                                                50,101,000          51,109,227
                                                                                ----------------------------------

TOTAL INVESTMENTS                                                     100.07%      134,014,732
  (Cost $134,014,732)
Liabilities in Excess of Other Assets                                  -0.07%          (95,913)
                                                                     -------------------------
NET ASSETS                                                            100.00%    $ 133,918,819
                                                                     =========================

*Floating rate security - rate disclosed as of October 31, 2004. Maturity date represents the next interest rate reset date.

DN- Discount Note

Income Tax Information:
Total cost for federal income tax purposes:  $134,014,732

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004 (Unaudited)

                                                                     U.S. GOVERNMENT
                                                                     MONEY MARKET FUND
                                                                    ------------------
ASSETS
Investments, at amortized cost (which                               $      134,014,732
   approximates market value) (1)
Interest receivable                                                             68,125
Prepaid and other assets                                                        12,159
                                                                    ------------------
  Total Assets                                                             134,095,016
                                                                    ------------------
LIABILITIES
Dividends payable                                                              152,994
Accrued investment advisory fee                                                  6,977
Accrued administration fee                                                      10,936
Accrued board of trustees fee                                                    1,741
Accrued distribution fee                                                             4
Other payables                                                                   3,545
                                                                    ------------------
   Total Liabilities                                                           176,197
                                                                    ------------------
NET ASSETS                                                          $      133,918,819
                                                                    ==================
COMPOSITION OF NET ASSETS
Paid-in capital                                                     $      133,903,216
(Over)/undistributed net investment income                                          (7)
Accumulated net realized gain/(loss)                                            15,610
                                                                    ------------------
NET ASSETS                                                          $      133,918,819 (2)
                                                                    ==================
Shares of beneficial interest outstanding
(no par value, unlimited
shares authorized)                                                         133,903,209 (2)
                                                                    ------------------

Net asset value and redemption value per share                      $             1.00
                                                                    ------------------

(1)  Including repurchase agreements in the amount of $50,101,000.

(2)  U.S. Government Money Market Fund

                                                      NET ASSETS     SHARES OUTSTANDING
                                                      ----------     ------------------
     Class I                                        $ 133,915,805        133,900,196
     Class II                                       $       3,014              3,013

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended October 31, 2004 (Unaudited)

                                                                      U.S. GOVERNMENT
                                                                     MONEY MARKET FUND
                                                                    ------------------
INVESTMENT INCOME                                                   $          787,069
                                                                    ------------------

EXPENSES
Investment advisory fee                                                         60,458
Administration services                                                        179,413
Legal                                                                              262
Insurance                                                                        1,360
State Registration
  Class I                                                                          840
Distribution - Class II                                                              4
Board of Trustees                                                                  524
Miscellaneous                                                                      286
                                                                    ------------------
     Total Expenses before fee waivers                                         243,146
Expenses waived by administrator                                              (107,867)
Expenses waived by investment adviser                                          (20,153)
                                                                    ------------------

    Net Expenses                                                               115,126
                                                                    ------------------

NET INVESTMENT INCOME                                                          671,943
                                                                    ------------------
NET INCREASE IN NET ASSETS
FROM OPERATIONS                                                     $          671,943
                                                                    ==================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the Six Months Ended October 31, 2004 (Unaudited)

                                                                     U.S. GOVERNMENT
                                                                    MONEY MARKET FUND
                                                                    ------------------
OPERATIONS
Net investment income                                               $          671,943
                                                                    ------------------
Net increase in net assets resulting
   from operations                                                             671,943
                                                                    ------------------

DISTRIBUTIONS
Dividends to shareholders from net
  investment income
  Class I                                                                     (671,936)
  Class II                                                                         (14)
                                                                    ------------------
Net decrease in net assets from
   distributions                                                              (671,950)
                                                                    ------------------

BENEFICIAL INTEREST TRANSACTIONS (1)
  Class I
      Shares sold                                                           90,947,000
      Dividends reinvested                                                     501,920
      Shares redeemed                                                      (62,285,360)
  Class II
      Shares sold                                                                    -
      Dividends reinvested                                                          12
      Shares redeemed                                                                -
                                                                    ------------------
Net increase in net assets derived
  from beneficial interest transactions                                     29,163,572
                                                                    ------------------

Net increase in net assets                                                  29,163,565

NET ASSETS
Beginning of period                                                        104,755,254
                                                                    ------------------

End of period*                                                      $      133,918,819
                                                                    ==================

*Includes over distributed
net investment income of:                                           $               (7)

(1)  At net asset value of $1.00 per share.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT MONEY MARKET FUND - CLASS I
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                 FOR THE SIX MONTHS ENDED      FOR THE PERIOD ENDED
                                               OCTOBER 31, 2004 (UNAUDITED)      APRIL 30, 2004**
                                               ----------------------------------------------------
Net asset value, beginning of period                  $           1.00           $           1.00
                                               ----------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                             0.01                       0.01
                                               ----------------------------------------------------

DISTRIBUTIONS
From net investment income                                       (0.01)                     (0.01)
                                               ----------------------------------------------------
Net asset value, end of period                        $           1.00           $           1.00
                                               ====================================================
TOTAL RETURN+#                                                    0.56%                      0.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                       $        133,916           $        104,752

Ratio of expenses to average net assets*                          0.20%                      0.20%
Ratio of net investment income to
  average net assets*                                             1.17%                      0.88%
Ratio of expenses to average net assets
  without fee waivers*                                            0.42%                      0.43%
Ratio of net investment income to
  average net assets without fee waivers*                         0.95%                      0.65%

*    Annualized.
**   Class I commenced operations on September 11, 2003.
+ Total return would have been lower had various fees not been waived during the period.
#    Total returns for periods of less than one year are not annualized.

See Notes to Financial Statements.

U.S. GOVERNMENT MONEY MARKET FUND - CLASS II
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                 FOR THE SIX MONTHS ENDED      FOR THE PERIOD ENDED
                                               OCTOBER 31, 2004 (UNAUDITED)      APRIL 30, 2004**
                                               ----------------------------------------------------
Net asset value, beginning of period                  $           1.00           $           1.00
                                               ----------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                             0.00^                      0.00^
                                               ----------------------------------------------------

DISTRIBUTIONS

From net investment income                                        0.00^                      0.00^
                                               ----------------------------------------------------
Net asset value, end of period                        $           1.00           $           1.00
                                               ====================================================
TOTAL RETURN+#                                                    0.44%                      0.11%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                       $              3           $              3

Ratio of expenses to average net assets*                          0.47%                      0.43%
Ratio of net investment income to
  average net assets*                                             0.91%                      0.62%
Ratio of expenses to average net assets
  without fee waivers*                                            0.69%                      0.66%
Ratio of net investment income to
  average net assets without fee waivers*                         0.69%                      0.39%

*    Annualized.
**   Class II commenced operations on September 17, 2003.
+ Total return would have been lower had various fees not been waived during the period.
#    Total returns for periods of less than one year are not annualized.
^    Less than $.005 per share.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the Trust's American Freedom Family of Funds. The American Freedom Family of Funds includes the U.S. Government Money Market Fund. The financial statements of the remaining portfolios of the Trust are presented separately.

     The U.S. Government Money Market Fund offers two classes of shares (Class I and Class II). Class I and Class II are identical in all respects with the exception that Class II shares charge a distribution fee and have a lower investment minimum. Each Class of shares has equal rights as to earnings, assets and voting privileges except that Class II has exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each Class based upon their relative net assets.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     INVESTMENT VALUATION: The U.S. Government Money Market Fund values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which the fund must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. Interest income is accrued and recorded as earned.

     REPURCHASE AGREEMENTS: In some cases, the Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     FEDERAL INCOME TAXES: Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year.

     It is the Fund's policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provisions are required.

     CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS: Net investment income
(loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

     EXPENSES: Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

     USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

     The Trust has entered into Investment Advisory Agreements with SSgA Funds Management, Inc. ("SSgA FM"). Pursuant to these advisory agreements, SSgA FM is entitled to an advisory fee at the annual rate of .105% of average net assets of the U.S. Government Money Market Fund. SSgA FM has voluntarily agreed to waive ..035% of their advisory fee until assets of the Fund reach $1 billion.

     ALPS Mutual Funds Services, Inc. ("ALPS") serves as the Fund's administrator. ALPS is entitled to receive a fee from the Fund for its administrative services, computed daily and payable monthly, based on the following fee schedule:

                                            U.S. GOVERNMENT
       AVERAGE NET ASSETS                  MONEY MARKET FUND*
       ------------------                  ------------------
       First $500 million                       0.16%
       Next $500 million                        0.14%
       In excess of $1 billion                  0.12%

*Subject to a minimum monthly fee of $30,000.

     ALPS has contractually agreed to waive a portion of its administration fees until April 30, 2005, to the extent necessary for U.S. Government Class I to maintain a total expense ratio of no more than .20% of its average net assets, and U.S. Government Class II to maintain a total expense ratio of no more than ..45% of its average net assets, respectively. After that date, the fee waivers by ALPS are voluntary and may be terminated at any time.

     Administration fee includes: fund administration, fund accounting, daily pricing, custody, registration, shareholder servicing, transfer agency, fund ratings and audit.

     The Trustees have adopted a Distribution Plan on behalf of Class II of the U.S. Government Money Market Fund ("Class II") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to the Distributor, ALPS Distributors, Inc. at the annual rate of .25% of the average net assets of Class II of the U.S. Government Money Market Fund.

     Shareholders holding more than 10% of the Funds' outstanding shares as of October 31, 2004, constituted 33% of the U.S. Government Money Market Fund.

FUND HOLDINGS (UNAUDITED)

     The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund's Forms N-Q are available without charge, upon request, by contacting the Fund at 1-800-862-3040 and on the Commission's website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1-800-SEC-0330.

TRUSTEES AND OFFICERS (UNAUDITED)

     As of October 31, 2004, the U.S. Government Money Market Fund represented one of seven separate series under the Trust. The Trust's Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

INTERESTED TRUSTEES & OFFICERS

                                                     TERM OF OFFICE, LENGTH
                                                     OF TIME SERVED AND               PRINCIPAL OCCUPATION DURING THE PAST 5
                                  POSITION(S) HELD   NUMBER OF PORTFOLIOS             YEARS* AND OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS & AGE               WITH FUNDS         OVERSEEN                         TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
W. Robert Alexander, (76)         Trustee and        W. Robert Alexander was          Mr. Alexander is the Chief Executive
                                  Chairman           elected by the initial           Officer of ALPS Mutual Funds Services,
1625 Broadway                                        shareholder in December 1993     Inc., ("ALPS") and ALPS Distributors,
Suite 2200                                           and oversees 7 portfolios in     Inc., ("ADI") which provide
Denver, CO 80202                                     fund complex.                    administration and distribution
                                                                                      services, respectively, for proprietary
                                                                                      mutual fund complexes. Mr. Alexander was
                                                                                      Vice Chairman of First Interstate Bank
                                                                                      of Denver, responsible for Trust,
                                                                                      Private Banking, Retail Banking, Cash
                                                                                      Management Services and Marketing.
                                                                                      Mr. Alexander is currently a member of the
                                                                                      Board of Trustees of the Hunter and
                                                                                      Hughes Trusts, Financial Investors
                                                                                      Variable Insurance Trust, Clough Global
                                                                                      Allocation Fund and Reaves Utility
                                                                                      Income Fund. Because of his affiliation
                                                                                      with ALPS and ADI, Mr. Alexander is
                                                                                      considered an "interested" Trustee of
                                                                                      the Trust.

Edmund J. Burke, (43)             President          Edmund J. Burke was elected as   Mr. Burke is President and Director of
                                                     President at the December 17,    ALPS and ADI. Mr. Burke joined ALPS in
1625 Broadway                                        2002 meeting of the Board of     1991 as Vice President and National
Suite 2200                                           Trustees.                        Sales Manager. Because of his positions
Denver, CO 80202                                                                      with ADI and ALPS, Mr. Burke is deemed
                                                                                      an affiliate of the Trust as defined
                                                                                      under the 1940 Act. Mr. Burke is
                                                                                      currently President of the Financial
                                                                                      Investors Trust, Reaves Utility Income
                                                                                      Fund and Clough Global Allocation Fund.

J. Jeffrey Dohse, (63)            Vice President     J. Jeffrey Dohse was elected     Vice President, Denver Investment
                                                     as Vice President at the         Advisors LLC, June 2004 to present.
1225 17th Street                                     September 17, 2002 meeting of    Executive Vice President of Tempest
26th Floor                                           the Board of Trustees.           Investment Counselors, Inc., from July
Denver, CO 80202                                     Effective December 14, 2004,     1983 to July 2004.
                                                     J. Jeffrey Dohse will no
                                                     longer be an officer.

                                                     TERM OF OFFICE, LENGTH
                                                     OF TIME SERVED AND               PRINCIPAL OCCUPATION DURING THE PAST 5
                                  POSITION(S) HELD   NUMBER OF PORTFOLIOS             YEARS* AND OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS & AGE               WITH FUNDS         OVERSEEN                         TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
H. David Lansdowne, (57)          Vice President     H. David Lansdowne was elected   Director of Wealth Management, Denver
                                                     as Vice President at the         Investment Advisors LLC, June 2004 to
1225 17th Street                                     January 20, 1998 meeting of      present. President and CEO of Tempest
26th Floor                                           the Board of Trustees.           Investment Counselors, Inc., from
Denver, CO 80202                                     Effective December 14, 2004,     January 1998 to July 2004. Mr. Lansdowne
                                                     H. David Lansdowne will no       joined Tempest as Director of Research
                                                     longer be an officer.            in 1983.

Jeremy O. May, (34)               Treasurer          Jeremy May was elected at the    Mr. May is Managing Director, Operations
                                                     October 7, 1997 meeting of the   & Client Services of ALPS and ADI.
1625 Broadway                                        Board of Trustees.               Mr. May joined ALPS in 1995 as a
Suite 2200                                                                            Controller. Mr. May was an auditor with
Denver, CO 80202                                                                      Deloitte & Touche LLP in their Denver
                                                                                      office. Because of his positions with
                                                                                      ALPS and ADI, Mr. May is deemed an
                                                                                      affiliate of the Trust as defined under
                                                                                      the 1940 Act. Mr. May is currently
                                                                                      Treasurer of Financial Investors Variable
                                                                                      Insurance Trust, Reaves Utility Income
                                                                                      Fund, and First Funds Trust.

Erin Douglas, (27)                Secretary          Erin Douglas was elected at      Ms. Douglas is Associate Counsel of
                                                     the June 15, 2004 meeting of     ALPS. Ms. Douglas joined ALPS as
1625 Broadway                                        the Board of Trustees.           Associate Counsel in January 2003.
Suite 2200                                                                            Ms. Douglas is deemed an affiliate of the
Denver, CO 80202                                                                      Trust as defined under the 1940 Act.
                                                                                      Ms. Douglas is currently Secretary of the
                                                                                      Financial Investors Variable Insurance
                                                                                      Trust, Reaves Utility Income Fund,
                                                                                      Clough Global Allocation Fund and the
                                                                                      Westcore Trust.

INDEPENDENT TRUSTEES

                                                     TERM OF OFFICE, LENGTH
                                                     OF TIME SERVED AND               PRINCIPAL OCCUPATION DURING THE PAST 5
                                  POSITION(S) HELD   NUMBER OF PORTFOLIOS             YEARS* AND OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS & AGE               WITH FUNDS         OVERSEEN                         TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
Mary K. Anstine, (63)             Trustee            Mary K. Anstine was elected at   Ms. Anstine was President/Chief
                                                     a special meeting of             Executive Officer, HealthONE Alliance,
1625 Broadway                                        shareholders held on March 21,   Denver, Colorado; Former Executive Vice
Suite 2200                                           1997 and oversees 7              President, First Interstate Bank of
Denver, CO 80202                                     portfolios in fund complex.      Denver. Ms. Anstine is currently a
                                                                                      Director of the Trust of Colorado,
                                                                                      Trustee of the Denver Area Council of
                                                                                      the Boy Scouts of America, a Director of
                                                                                      the Junior Achievement Board and the
                                                                                      Colorado Uplift Board, and a member of
                                                                                      the Advisory Boards for the Girl Scouts
                                                                                      Mile Hi Council and the Hospice of Metro
                                                                                      Denver. Ms. Anstine is a Trustee of
                                                                                      Financial Investors Variable Insurance
                                                                                      Trust and Reaves Utility Income Fund.
                                                                                      Formerly, Ms. Anstine served as a
                                                                                      Director of ALPS Distributors, Inc.,
                                                                                      from October 1995 to December 1996;
                                                                                      Director of HealthONE; a member of the
                                                                                      American Bankers Association Trust
                                                                                      Executive Committee; and Director of the
                                                                                      Center for Dispute Resolution.

Edwin B. Crowder, (73)            Trustee            Edwin B. Crowder was elected     Mr. Crowder currently operates a
                                                     at a special meeting of          marketing concern with operations in the
1625 Broadway                                        shareholders held on March 21,   U. S. and Latin America. He has
Suite 2200                                           1997 and oversees 7 portfolios   previously engaged in business pursuits
Denver, CO 80202                                     in fund complex.                 in the restaurant, oil and gas drilling,
                                                                                      and real estate development industries.
                                                                                      Mr. Crowder is a former Director of
                                                                                      Athletics and Head Football Coach at the
                                                                                      University of Colorado.

Robert E. Lee, (69)               Trustee            Robert E. Lee was appointed as   Mr. Lee has been a Director of Storage
                                                     a Trustee at the December 15,    Technology Corporation since 1989 and of
1625 Broadway                                        1998, meeting of the Board of    JNG since 1981. Mr. Lee was the
Suite 2200                                           Trustees and oversees 7          Executive Director of The Denver
Denver, CO 80202                                     portfolios in fund complex.      Foundation from 1989 to 1996, and is
                                                                                      currently the Executive Director of
                                                                                      Emeritus. Mr. Lee is also a Director of
                                                                                      Meredith Corporation since 1982. Mr. Lee
                                                                                      is a Trustee of the Financial Investors
                                                                                      Variable Insurance Trust and Reaves
                                                                                      Utility Income Fund.

                                                     TERM OF OFFICE, LENGTH
                                                     OF TIME SERVED AND               PRINCIPAL OCCUPATION DURING THE PAST 5
                                  POSITION(S) HELD   NUMBER OF PORTFOLIOS             YEARS* AND OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS & AGE               WITH FUNDS         OVERSEEN                         TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
John R. Moran, Jr., (74)          Trustee            John R. Moran was elected at a   Mr. Moran is President of The Colorado
                                                     special meeting of               Trust, a private foundation serving the
1625 Broadway                                        shareholders held on March 21,   health and hospital community in the
Suite 2200                                           1997 and oversees 7              State of Colorado. An attorney, Mr. Moran
Denver, CO 80202                                     portfolios in fund complex.      was formerly a partner with the firm
                                                                                      of Kutak Rock & Campbell in Denver,
                                                                                      Colorado and a member of the Colorado
                                                                                      House of Representatives. Currently,
                                                                                      Mr. Moran is a member of the Board of
                                                                                      Directors and Treasurer of Grantmakers
                                                                                      in Health; a Director of the Conference
                                                                                      of Southwest Foundations; a member of
                                                                                      the Treasurer's Office Investment
                                                                                      Advisory Committee for the University of
                                                                                      Colorado; a Trustee of the Robert J.
                                                                                      Kutak Foundation, Financial Investors
                                                                                      Variable Insurance Trust; Director of
                                                                                      the Colorado Wildlife Heritage
                                                                                      Foundation; and a member of the Alumni
                                                                                      Council of the University of Denver
                                                                                      College of Law.

* Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

                            INTENTIONALLY LEFT BLANK

INVESTMENT ADVISER
SSgA Funds Management, Inc.
1 International Place, 25th Floor
Boston, Massachusetts  02110

ADMINISTRATOR, TRANSFER AGENT & FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
1625 Broadway
Suite 2200
Denver, Colorado 80202

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway
Suite 2200
Denver, Colorado 80202

LEGAL COUNSEL
Davis Graham & Stubbs LLP
1550 Seventeenth Street
Suite 500
Denver, Colorado 80202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado 80202

CUSTODIAN
State Street Bank & Trust Company
of Connecticut N.A.
750 Main Street
Suite 1114
Hartford, Connecticut 06103

SUB-CUSTODIAN
State Street Bank & Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Must be accompanied or preceded by a current prospectus.

For more information, please call
800.862.3040 or visit
www.americanfreedomfunds.com


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL
DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[ARISTATA LOGO]

A CLASS ABOVE

[GRAPHIC]

                               SEMI-ANNUAL REPORT
                          OCTOBER 31, 2004 (UNAUDITED)

LETTER FROM THE INVESTMENT ADVISER

Dear Fellow Shareholders,

This semi-annual report, dated October 31, 2004 is our last report as the Aristata family of mutual funds. Effective November 19, 2004 the Aristata Funds were merged successfully into the larger Denver based family of Westcore Funds. The Aristata merger followed the earlier combination of the adviser - TEMPEST INVESTMENT COUNSELORS - with the Denver based DENVER INVESTMENT ADVISORS LLC.

Over the approximately five and a half year history of the Aristata Mutual Funds it has been a distinct pleasure serving you--our shareholders. We always viewed our investment advisory role to the Aristata Funds as a privilege and we valued highly the trust you placed in us. It has been a unique partnership in that all members of TEMPEST INVESTMENT COUNSELORS were substantial investors alongside Fund shareholders. It is gratifying that the Aristata Funds achieved positive and competitive returns over the past half decade in what were some difficult financial market events.

We sincerely appreciate the confidence you have shown for the Aristata Mutual Funds and for TEMPEST INVESTMENT COUNSELORS. We are very excited about our firms combining forces and are confident of the added strength it offers our many shareholders that converted to the Westcore family of funds. We look forward to the privilege of being part of your investment decisions for many years to come.

Sincerely,

/s/ H. David Lansdowne

H. David Lansdowne, CFA
TEMPEST INVESTMENT COUNSELORS, INC.

FUND REVIEW (UNAUDITED)

ARISTATA EQUITY FUND

PERFORMANCE

The Aristata Equity Fund's total return for the six months ended October 31, 2004 was 4.01%. This compares to a total return of the Standard & Poor's 500 Index of 2.96%. Net assets for the Aristata Fund were $28.9 million as of October 31, 2004.

EQUITY MARKET OVERVIEW

Over the last six months (up to October 31, 2004) the equity markets have largely moved sideways - perhaps reflecting the uncertainty leading up to the presidential election. Over this time period the Aristata Equity Fund outperformed the Standard & Poor's 500 Index. The Aristata Equity Fund has been more heavily weighted in energy stocks and in utilities. Both of these areas have performed well and contributed to the Fund's performance.

Energy stocks have been a strong sector this year, and Aristata clients have enjoyed representation in these stocks. Over the last few years most oil companies have assumed oil prices of $20-$30/barrel when they plan long-term exploration projects. Consequently, with oil surpassing $50/barrel this year, profitability is robust and capital budgets are moving higher. Many energy related stocks are up 20-30% this year (since January 1, 2004), and reflect growing confidence in the sustainability of higher prices.

Another area with good returns is the utilities sector. We continue to believe that dividends are an important component of a shareholder's total return. With the preferential 15% tax rate, dividend income is even more attractive. Perhaps investors have been looking for yield and have discovered the 4-5% dividend yields available from a "mundane" utility?

[CHART]

                                ARISTATA EQUITY FUND
                      SECTOR PROFILE AS OF OCTOBER 31, 2004

Telecommunications                     3.3%
Building/Real Estate                   5.9%
Consumer Durables                      2.9%
Consumer Staples                       5.8%
Electric & Gas Utilities               8.6%
Energy                                11.2%
Financial                              7.2%
Healthcare                            14.5%
Technology                            14.7%
Industrial Products & Services        10.9%
Consumer Services                      1.7%
Short-Term Investments                 4.2%
Basic Materials                        9.1%

PORTFOLIO UPDATE

                TEN LARGEST HOLDINGS(2) - AS OF OCTOBER 31, 2004

                                                     SECTOR     % OF      DIVIDEND           PRICE
COMPANY                                      REPRESENTATION  INVESTMENTS   YIELD        EARNINGS RATIO
----------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                     Energy       3.4        3.0%             1.8
Nokia Corp ADR                                   Technology       3.4        2.3              4.2
Verizon Communications, Inc.              Telecommuncations       3.3        3.9              3.1
Abbott Laboratories                              Healthcare       3.3        2.4              5.1
General Electric Co.          Industrial Products/Cap Goods       3.1        2.3              3.5
Transocean Inc.                                      Energy       2.4        0.0              1.5
Vulcan Materials Co.                       Bldg/Real Estate       2.4        2.1              2.6
Hewlett-Packard Co.                              Technology       2.4        1.7              1.5
Electronic Data Systems                          Technology       2.4        0.9              1.5
Archer Daniels Midland Co.     Basic Materials/Process Ind.       2.3        1.5              1.6
                                       TEN LARGEST HOLDINGS                  2.0% AVG.        2.2x MEDIAN
                                      STANDARD & POOR'S 500                  1.8%             2.7x

The ten largest holdings represent approximately 28.4% of the total portfolio. These ten companies are diversified across 7 different industries.

[CHART]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE ARISTATA EQUITY FUND, THE S&P 500, VALUE LINE COMPOSITE, AND THE LIPPER MULTI-CAP VALUE FUND INDEX.

             ARISTATA EQUITY FUND       S&P 500*     VALUE LINE COMPOSITE     LIPPER MULTI-CAP VALUE FUND INDEX
  3/2/1998               $ 10,000       $ 10,000                 $ 10,000                              $ 10,000
                         $ 10,410       $ 10,513                 $ 10,437                              $ 10,449
                         $ 10,454       $ 10,620                 $ 10,477                              $ 10,508
                         $ 10,229       $ 10,431                 $ 10,051                              $ 10,275
                         $ 10,189       $ 10,856                 $ 10,003                              $ 10,264
                         $  9,997       $ 10,743                 $  9,367                              $  9,867
                         $  8,775       $  9,188                 $  7,728                              $  8,358
                         $  9,279       $  9,775                 $  8,087                              $  8,704
                         $  9,933       $ 10,575                 $  8,632                              $  9,420
                         $ 10,244       $ 11,214                 $  8,986                              $  9,827
                         $ 10,607       $ 11,861                 $  9,279                              $  9,990
                         $ 10,359       $ 12,360                 $  9,166                              $ 10,025
                         $ 10,177       $ 11,972                 $  8,652                              $  9,792
                         $ 10,445       $ 12,451                 $  8,731                              $ 10,062
 4/30/1999               $ 11,435       $ 12,937                 $  9,518                              $ 10,957
                         $ 11,598       $ 12,624                 $  9,634                              $ 10,900
                         $ 12,001       $ 13,325                 $  9,981                              $ 11,251
                         $ 11,718       $ 12,911                 $  9,721                              $ 10,868
                         $ 11,490       $ 12,844                 $  9,303                              $ 10,494
                         $ 10,886       $ 12,492                 $  8,984                              $ 10,041
                         $ 10,897       $ 13,283                 $  8,932                              $ 10,352
                         $ 11,083       $ 13,553                 $  9,044                              $ 10,347
                         $ 11,326       $ 14,351                 $  9,311                              $ 10,583
                         $ 11,001       $ 13,631                 $  8,864                              $ 10,127
                         $ 10,677       $ 13,373                 $  8,712                              $  9,594
                         $ 11,639       $ 14,681                 $  9,296                              $ 10,608
 4/30/2000               $ 11,689       $ 14,240                 $  9,113                              $ 10,588
                         $ 11,939       $ 13,943                 $  8,889                              $ 10,735
                         $ 11,599       $ 14,290                 $  8,872                              $ 10,502
                         $ 11,549       $ 14,069                 $  8,916                              $ 10,591
                         $ 12,264       $ 14,937                 $  9,492                              $ 11,263
                         $ 12,122       $ 14,148                 $  9,160                              $ 11,107
                         $ 12,298       $ 14,088                 $  8,940                              $ 11,371
                         $ 11,908       $ 12,977                 $  8,237                              $ 10,951
                         $ 12,456       $ 13,041                 $  8,608                              $ 11,603
                         $ 12,786       $ 13,504                 $  9,219                              $ 12,041
                         $ 12,511       $ 12,272                 $  8,657                              $ 11,712
                         $ 12,107       $ 11,495                 $  8,094                              $ 11,301
 4/30/2001               $ 12,894       $ 12,388                 $  8,636                              $ 12,034
                         $ 13,239       $ 12,471                 $  8,861                              $ 12,300
                         $ 12,539       $ 12,167                 $  8,781                              $ 12,092
                         $ 12,526       $ 12,048                 $  8,544                              $ 12,076
                         $ 12,249       $ 11,293                 $  8,108                              $ 11,628
                         $ 11,135       $ 10,381                 $  6,851                              $ 10,436
                         $ 11,371       $ 10,579                 $  7,180                              $ 10,651
                         $ 12,107       $ 11,391                 $  7,812                              $ 11,422
                         $ 12,337       $ 11,491                 $  8,164                              $ 11,753
                         $ 12,159       $ 11,323                 $  8,017                              $ 11,600
                         $ 12,144       $ 11,105                 $  7,792                              $ 11,448
                         $ 12,594       $ 11,522                 $  8,377                              $ 12,033
 4/30/2002               $ 12,251       $ 10,824                 $  8,167                              $ 11,679
                         $ 12,087       $ 10,757                 $  7,865                              $ 11,668
                         $ 11,194       $  9,991                 $  7,212                              $ 10,775
                         $  9,999       $  9,212                 $  6,195                              $  9,881
                         $ 10,216       $  9,273                 $  6,158                              $ 10,038
                         $  8,989       $  8,265                 $  5,469                              $  8,950
                         $  9,519       $  8,993                 $  5,731                              $  9,429
                         $ 10,253       $  9,510                 $  6,304                              $ 10,131
                         $  9,995       $  8,952                 $  5,932                              $  9,684
                         $  9,588       $  8,717                 $  5,748                              $  9,484
                         $  9,400       $  8,586                 $  5,536                              $  9,241
                         $  9,527       $  8,670                 $  5,530                              $  9,276
 4/30/2003               $ 10,138       $  9,384                 $  6,078                              $ 10,082
                         $ 10,766       $  9,878                 $  6,697                              $ 10,924
                         $ 10,952       $ 10,004                 $  6,798                              $ 11,004
                         $ 10,983       $ 10,181                 $  7,090                              $ 11,156
                         $ 11,438       $ 10,379                 $  7,402                              $ 11,505
                         $ 11,157       $ 10,269                 $  7,276                              $ 11,373
                         $ 11,676       $ 10,850                 $  7,808                              $ 11,999
                         $ 11,957       $ 10,945                 $  8,034                              $ 12,255
                         $ 12,592       $ 11,519                 $  8,315                              $ 12,858
                         $ 12,797       $ 11,731                 $  8,565                              $ 13,130
                         $ 13,080       $ 11,894                 $  8,702                              $ 13,380
                         $ 12,874       $ 11,714                 $  8,675                              $ 13,263
 4/30/2004               $ 12,795       $ 11,530                 $  8,328                              $ 13,020
                         $ 12,890       $ 11,689                 $  8,437                              $ 13,081
                         $ 13,304       $ 11,916                 $  8,715                              $ 13,449
                         $ 12,893       $ 11,521                 $  8,192                              $ 13,065
                         $ 13,019       $ 11,568                 $  8,086                              $ 13,111
                         $ 13,309       $ 11,693                 $  8,336                              $ 13,376
10/31/2004               $ 13,309       $ 11,872                 $  8,478                              $ 13,551

*FUND BENCHMARK INDEX

                                   PERFORMANCE
                             AS OF OCTOBER 31, 2004

AVERAGE ANNUAL TOTAL RETURN (1)         1 YEAR        3 YEAR        5 YEAR    SINCE INCEPTION (3/2/98)
ARISTATA EQUITY FUND                     14.00%         5.38%         4.08%           4.38%
S&P 500 Index                             9.42%         3.92%        (2.22)%          2.61%
VALUE LINE COMPOSITE INDEX                8.59%         5.69%        (1.04)%         (2.45)%
Lipper Multi-Cap Value Fund Index        12.93%         8.36%         5.53%           4.66%

THE TOTAL RETURN FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN FIGURES ARE NET OF ALL FUND EXPENSES AND REFLECT ALL FEE WAIVERS. WITHOUT THESE FEE WAIVERS, TOTAL RETURN WOULD HAVE BEEN LOWER. TO OBTAIN MOST RECENT MONTH-END PERFORMANCE CALL TOLL-FREE 1-800-644-8595.

THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES.

FUND REVIEW (UNAUDITED)

ARISTATA QUALITY BOND FUND AND ARISTATA COLORADO QUALITY TAX-EXEMPT FUND

PERFORMANCE

The Aristata Quality Bond Fund's total return for the six month's ending October 31, 2004 was 2.98%. The Lehman Brothers Government/Credit Index and the Lehman Brothers Intermediate Government/ Credit Index rose 4.36% and 3.23% respectively. Net assets of the Aristata Quality Bond Fund were $11.1 million as of October 31, 2004.

The Aristata Colorado Quality Tax-Exempt Fund had net assets of $10.1 million at the same ending period, while its six month total return was 2.85%. Returns for the Lipper Municipal Intermediate Bond Index and the Lehman Brothers Municipal Index were 3.67% and 4.78%, respectively.

FIXED INCOME MARKET REVIEW

It was of no surprise the Federal Reserve lifted the key Federal Funds rate on September 21 from 1.50% to 1.75%. This was widely anticipated, as is another 25 basis point increase to 2.00% by year-end. The Federal Reserve has been explicit in its statements that it remains a priority to increase borrowing costs at a measured pace to counter inflation without jeopardizing economic growth.

Gradualism by the Fed is likely a key ingredient for the future direction of interest rates, yet investors seem to anxiously await the latest release of short-term seismic readings on the economy. For now, it is likely that the fixed income markets remain steady pending the outcome or resolution of oil prices, and year-end earnings guidance.

PORTFOLIO UPDATE

ARISTATA QUALITY BOND FUND

Over the last 6 months the Aristata Quality Bond Fund continued its focus on high quality corporate and U.S. government agency issues.

As of October 31st, the Aristata Quality Bond Fund held 59.5% of assets in investment-grade corporate bonds and 34.7% in U.S. Government and agency obligations. The Fund's average maturity on October 31st was 7.4 years.

[CHART]

                           ARISTATA QUALITY BOND FUND
                     SECTOR PROFILE AS OF OCTOBER 31, 2004*

U.S. Government & Agency Obligations       34.7%
Communications                              3.5%
Financial                                  20.1%
Industrial                                 35.9%
Short-Term Investments                      4.8%
* Other Assets in Excess of Liabilities     1.0%

[CHART]

                           ARISTATA QUALITY BOND FUND
                   QUALITY PROFILE (3) AS OF OCTOBER 31, 2004

Aaa                                  39.2%
Aa                                   17.0%
A                                    40.0%
Baa                                   3.8%

[CHART

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE ARISTATA QUALITY BOND FUND, THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX, THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX AND THE LIPPER CORPORATE DEBT FUNDS A RATED INDEX.

                                                    LEHMAN BROTHERS           LEHMAN BROTHERS INTERMEDIATE
                    ARISTATA QUALITY BOND FUND      GOV'T/CREDIT BOND INDEX*  GOV'T/CREDIT BOND INDEX        LIPPER CORP. "A" RATED
  3/2/1998                            $ 10,000                      $ 10,000                      $ 10,000                 $ 10,000
                                      $ 10,030                      $ 10,031                      $ 10,032                 $ 10,037
                                      $ 10,069                      $ 10,081                      $ 10,082                 $ 10,084
                                      $ 10,158                      $ 10,189                      $ 10,156                 $ 10,193
                                      $ 10,218                      $ 10,293                      $ 10,221                 $ 10,283
                                      $ 10,251                      $ 10,301                      $ 10,256                 $ 10,285
                                      $ 10,400                      $ 10,502                      $ 10,418                 $ 10,377
                                      $ 10,636                      $ 10,802                      $ 10,679                 $ 10,609
                                      $ 10,585                      $ 10,726                      $ 10,669                 $ 10,475
                                      $ 10,602                      $ 10,790                      $ 10,667                 $ 10,588
                                      $ 10,641                      $ 10,816                      $ 10,710                 $ 10,623
                                      $ 10,687                      $ 10,893                      $ 10,769                 $ 10,713
                                      $ 10,537                      $ 10,633                      $ 10,610                 $ 10,475
                                      $ 10,599                      $ 10,687                      $ 10,690                 $ 10,544
 4/30/1999                            $ 10,622                      $ 10,713                      $ 10,723                 $ 10,578
                                      $ 10,542                      $ 10,603                      $ 10,641                 $ 10,458
                                      $ 10,519                      $ 10,570                      $ 10,648                 $ 10,407
                                      $ 10,508                      $ 10,541                      $ 10,639                 $ 10,361
                                      $ 10,495                      $ 10,532                      $ 10,647                 $ 10,332
                                      $ 10,603                      $ 10,627                      $ 10,746                 $ 10,431
                                      $ 10,613                      $ 10,655                      $ 10,774                 $ 10,447
                                      $ 10,611                      $ 10,648                      $ 10,787                 $ 10,454
                                      $ 10,569                      $ 10,583                      $ 10,751                 $ 10,406
                                      $ 10,507                      $ 10,580                      $ 10,712                 $ 10,384
                                      $ 10,597                      $ 10,712                      $ 10,799                 $ 10,494
                                      $ 10,702                      $ 10,867                      $ 10,912                 $ 10,636
 4/30/2000                            $ 10,652                      $ 10,813                      $ 10,887                 $ 10,549
                                      $ 10,663                      $ 10,804                      $ 10,904                 $ 10,509
                                      $ 10,862                      $ 11,024                      $ 11,096                 $ 10,743
                                      $ 10,916                      $ 11,141                      $ 11,180                 $ 10,834
                                      $ 11,044                      $ 11,298                      $ 11,312                 $ 10,978
                                      $ 11,139                      $ 11,341                      $ 11,415                 $ 11,039
                                      $ 11,149                      $ 11,412                      $ 11,468                 $ 11,085
                                      $ 11,303                      $ 11,607                      $ 11,624                 $ 11,249
                                      $ 11,483                      $ 11,836                      $ 11,838                 $ 11,479
                                      $ 11,647                      $ 12,035                      $ 12,032                 $ 11,693
                                      $ 11,779                      $ 12,159                      $ 12,146                 $ 11,798
                                      $ 11,863                      $ 12,215                      $ 12,239                 $ 11,840
 4/30/2001                            $ 11,859                      $ 12,123                      $ 12,208                 $ 11,773
                                      $ 11,916                      $ 12,194                      $ 12,276                 $ 11,851
                                      $ 11,951                      $ 12,252                      $ 12,321                 $ 11,899
                                      $ 12,142                      $ 12,557                      $ 12,578                 $ 12,169
                                      $ 12,241                      $ 12,718                      $ 12,703                 $ 12,306
                                      $ 12,410                      $ 12,835                      $ 12,889                 $ 12,354
                                      $ 12,556                      $ 13,161                      $ 13,103                 $ 12,620
                                      $ 12,481                      $ 12,945                      $ 12,972                 $ 12,467
                                      $ 12,425                      $ 12,843                      $ 12,901                 $ 12,373
                                      $ 12,481                      $ 12,936                      $ 12,968                 $ 12,460
                                      $ 12,538                      $ 13,046                      $ 13,070                 $ 12,553
                                      $ 12,366                      $ 12,782                      $ 12,871                 $ 12,352
 4/30/2002                            $ 12,552                      $ 13,030                      $ 13,084                 $ 12,571
                                      $ 12,664                      $ 13,151                      $ 13,216                 $ 12,667
                                      $ 12,808                      $ 13,263                      $ 13,330                 $ 12,722
                                      $ 12,973                      $ 13,422                      $ 13,487                 $ 12,798
                                      $ 13,113                      $ 13,722                      $ 13,688                 $ 13,032
                                      $ 13,299                      $ 14,017                      $ 13,933                 $ 13,234
                                      $ 13,287                      $ 13,883                      $ 13,879                 $ 13,101
                                      $ 13,210                      $ 13,890                      $ 13,865                 $ 13,148
                                      $ 13,466                      $ 14,258                      $ 14,167                 $ 13,434
                                      $ 13,451                      $ 14,258                      $ 14,165                 $ 13,462
                                      $ 13,625                      $ 14,512                      $ 14,365                 $ 13,659
                                      $ 13,587                      $ 14,493                      $ 14,380                 $ 13,649
 4/30/2003                            $ 13,673                      $ 14,648                      $ 14,489                 $ 13,801
                                      $ 13,921                      $ 15,064                      $ 14,780                 $ 14,089
                                      $ 13,883                      $ 15,004                      $ 14,770                 $ 14,057
                                      $ 13,378                      $ 14,375                      $ 14,368                 $ 13,575
                                      $ 13,427                      $ 14,470                      $ 14,402                 $ 13,665
                                      $ 13,794                      $ 14,928                      $ 14,767                 $ 14,039
                                      $ 13,635                      $ 14,739                      $ 14,628                 $ 13,922
                                      $ 13,638                      $ 14,779                      $ 14,649                 $ 13,970
                                      $ 13,743                      $ 14,925                      $ 14,776                 $ 14,108
                                      $ 13,832                      $ 15,061                      $ 14,874                 $ 14,226
                                      $ 13,976                      $ 15,245                      $ 15,025                 $ 14,362
                                      $ 14,093                      $ 15,385                      $ 15,142                 $ 14,472
 4/30/2004                            $ 13,643                      $ 14,912                      $ 14,784                 $ 14,117
                                      $ 13,529                      $ 14,836                      $ 14,717                 $ 14,045
                                      $ 13,575                      $ 14,897                      $ 14,761                 $ 14,116
                                      $ 13,695                      $ 15,055                      $ 14,885                 $ 14,251
                                      $ 13,942                      $ 15,374                      $ 15,134                 $ 14,519
                                      $ 13,959                      $ 15,428                      $ 15,159                 $ 14,566
10/31/2004                            $ 14,050                      $ 15,562                      $ 15,261                 $ 14,685

*FUND BENCHMARK INDEX

                                   PERFORMANCE
                             AS OF OCTOBER 31, 2004

AVERAGE ANNUAL TOTAL RETURN (1)                         1 YEAR          3 YEAR          5 YEAR  SINCE INCEPTION (3/2/98)
ARISTATA QUALITY BOND FUND                                3.04%           3.81%           5.77%           5.23%
Lehman Bros. Gov't/Credit Bond Index                      5.59%           5.75%           7.87%           6.86%
LEHMAN BROS. INTERMEDIATE GOV'T/CREDIT BOND INDEX         4.33%           5.21%           7.21%           6.55%
Lipper Corporate Debt Funds A Rated Index                 5.48%           5.18%           7.05%           5.93%

THE TOTAL RETURN FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN FIGURES ARE NET OF ALL FUND EXPENSES AND REFLECT ALL FEE WAIVERS. WITHOUT THESE FEE WAIVERS, TOTAL RETURN WOULD HAVE BEEN LOWER. TO OBTAIN MOST RECENT MONTH-END PERFORMANCE CALL TOLL-FREE 1-800-644-8595.

THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES.

PORTFOLIO UPDATE

ARISTATA COLORADO QUALITY TAX-EXEMPT FUND

The Aristata Colorado Quality Tax-Exempt portfolio continues to emphasize high quality municipal issues with 78.2% of the holdings AAA rated. High quality municipals have continued to provide a stabilized level of tax-exempt income for investors.

The portfolio also continues to diversify across a range of sectors including General Obligation bonds, Water/Sewer, Education and Transportation bonds.

The Fund's average maturity on October 31st was 8.8 years.

[CHART]

                    ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
                     SECTOR PROFILE AS OF OCTOBER 31, 2004*

Prerefunded Bonds                           8.3%
General Obligation Bonds                   28.1%
Revenue Bonds                              60.9%
* Other Assets in Excess of Liabilities     2.7%

[CHART]

                    ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
                   QUALITY PROFILE (3) AS OF OCTOBER 31, 2004

Aaa                            79.5%
Aa                             13.8%
A                               6.7%

[CHART]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE ARISTATA COLORADO QUALITY TAX-EXEMPT FUND, THE LIPPER MUNICIPAL INTERMEDIATE BOND FUND INDEX, AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX.

                 ARISTATA COLORADO              LEHMAN BROTHERS               LIPPER MUNICIPAL INTERMEDIATE
                 QUALITY TAX-EXEMPT FUND        MUNICIPAL BOND INDEX          BOND FUND INDEX*
  3/2/1998                      $ 10,000                    $ 10,000                               $ 10,000
                                $ 10,061                    $ 10,009                               $ 10,007
                                $ 10,022                    $  9,976                               $  9,960
                                $ 10,154                    $ 10,121                               $ 10,094
                                $ 10,176                    $ 10,161                               $ 10,128
                                $ 10,200                    $ 10,186                               $ 10,151
                                $ 10,330                    $ 10,344                               $ 10,298
                                $ 10,423                    $ 10,473                               $ 10,409
                                $ 10,446                    $ 10,473                               $ 10,413
                                $ 10,455                    $ 10,510                               $ 10,435
                                $ 10,494                    $ 10,536                               $ 10,469
                                $ 10,605                    $ 10,662                               $ 10,586
                                $ 10,563                    $ 10,615                               $ 10,530
                                $ 10,551                    $ 10,630                               $ 10,527
 4/30/1999                      $ 10,564                    $ 10,656                               $ 10,556
                                $ 10,517                    $ 10,594                               $ 10,493
                                $ 10,410                    $ 10,442                               $ 10,350
                                $ 10,464                    $ 10,480                               $ 10,399
                                $ 10,440                    $ 10,396                               $ 10,352
                                $ 10,460                    $ 10,400                               $ 10,357
                                $ 10,415                    $ 10,288                               $ 10,284
                                $ 10,478                    $ 10,397                               $ 10,372
                                $ 10,446                    $ 10,319                               $ 10,325
                                $ 10,418                    $ 10,274                               $ 10,279
                                $ 10,506                    $ 10,394                               $ 10,358
                                $ 10,620                    $ 10,621                               $ 10,507
 4/30/2000                      $ 10,582                    $ 10,559                               $ 10,462
                                $ 10,546                    $ 10,504                               $ 10,419
                                $ 10,752                    $ 10,782                               $ 10,634
                                $ 10,839                    $ 10,932                               $ 10,755
                                $ 10,940                    $ 11,100                               $ 10,888
                                $ 10,916                    $ 11,042                               $ 10,856
                                $ 10,993                    $ 11,163                               $ 10,947
                                $ 11,049                    $ 11,248                               $ 10,999
                                $ 11,224                    $ 11,525                               $ 11,220
                                $ 11,349                    $ 11,640                               $ 11,350
                                $ 11,381                    $ 11,677                               $ 11,386
                                $ 11,438                    $ 11,782                               $ 11,474
 4/30/2001                      $ 11,374                    $ 11,655                               $ 11,370
                                $ 11,479                    $ 11,781                               $ 11,487
                                $ 11,549                    $ 11,859                               $ 11,558
                                $ 11,641                    $ 12,035                               $ 11,698
                                $ 11,786                    $ 12,234                               $ 11,875
                                $ 11,794                    $ 12,192                               $ 11,858
                                $ 11,887                    $ 12,337                               $ 11,972
                                $ 11,810                    $ 12,233                               $ 11,848
                                $ 11,728                    $ 12,117                               $ 11,758
                                $ 11,893                    $ 12,327                               $ 11,929
                                $ 12,010                    $ 12,476                               $ 12,063
                                $ 11,820                    $ 12,231                               $ 11,844
 4/30/2002                      $ 12,013                    $ 12,470                               $ 12,074
                                $ 12,097                    $ 12,546                               $ 12,139
                                $ 12,214                    $ 12,679                               $ 12,263
                                $ 12,334                    $ 12,842                               $ 12,405
                                $ 12,432                    $ 12,996                               $ 12,519
                                $ 12,625                    $ 13,281                               $ 12,737
                                $ 12,488                    $ 13,061                               $ 12,544
                                $ 12,439                    $ 13,006                               $ 12,493
                                $ 12,670                    $ 13,280                               $ 12,740
                                $ 12,644                    $ 13,247                               $ 12,694
                                $ 12,810                    $ 13,433                               $ 12,870
                                $ 12,804                    $ 13,441                               $ 12,866
 4/30/2003                      $ 12,877                    $ 13,529                               $ 12,948
                                $ 13,144                    $ 13,846                               $ 13,211
                                $ 13,062                    $ 13,786                               $ 13,150
                                $ 12,645                    $ 13,304                               $ 12,752
                                $ 12,708                    $ 13,404                               $ 12,847
                                $ 13,044                    $ 13,798                               $ 13,176
                                $ 12,951                    $ 13,729                               $ 13,112
                                $ 13,024                    $ 13,872                               $ 13,218
                                $ 13,101                    $ 13,987                               $ 13,296
                                $ 13,151                    $ 14,066                               $ 13,346
                                $ 13,308                    $ 14,279                               $ 13,533
                                $ 13,236                    $ 14,229                               $ 13,450
 4/30/2004                      $ 12,964                    $ 13,892                               $ 13,169
                                $ 12,903                    $ 13,842                               $ 13,152
                                $ 12,913                    $ 13,891                               $ 13,185
                                $ 13,045                    $ 14,073                               $ 13,317
                                $ 13,231                    $ 14,355                               $ 13,537
                                $ 13,269                    $ 14,431                               $ 13,579
10/31/2004                      $ 13,333                    $ 14,555                               $ 13,652

*FUND BENCHMARK INDEX

                                   PERFORMANCE
                             AS OF OCTOBER 31, 2004

AVERAGE ANNUAL TOTAL RETURN (1)                      1 YEAR           3 YEAR          5 YEAR   SINCE INCEPTION (3/2/98)
ARISTATA COLORADO QUALITY TAX-EXEMPT FUND               2.95%           3.90%           5.06%           4.41%
Lehman Brothers Municipal Bond Index                    6.02%           5.67%           7.19%           5.79%
LIPPER MUNICIPAL INTERMEDIATE BOND FUND INDEX           4.12%           4.47%           5.83%           4.78%

THE TOTAL RETURN FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN FIGURES ARE NET OF ALL FUND EXPENSES AND REFLECT ALL FEE WAIVERS. WITHOUT THESE FEE WAIVERS, TOTAL RETURN WOULD HAVE BEEN LOWER. TO OBTAIN MOST RECENT MONTH-END PERFORMANCE CALL TOLL-FREE 1-800-644-8595.

THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES.

NOTES TO FUND REVIEW

(1) TOTAL RETURN IS THE CHANGE IN THE VALUE OF AN INVESTMENT IN THE FUND AFTER REINVESTING ALL INCOME AND CAPITAL GAINS. IT IS CALCULATED BY DIVIDING THE CHANGE IN TOTAL INVESTMENT VALUE BY THE INITIAL VALUE OF THE INVESTMENT. THE INCEPTION DATE OF EACH FUND IS MARCH 2, 1998.

(2) THE TEN LARGEST HOLDINGS ARE PRESENTED TO ILLUSTRATE EXAMPLES OF THE EQUITY SECURITIES THAT THE FUND HOLDS AT 10/31/04, AND MAY NOT BE REPRESENTATIVE OF THE FUND'S CURRENT OR FUTURE INVESTMENTS.

(3) QUALITY PROFILE BASED ON EACH SECURITY'S RATING FROM MOODY'S. FOR THOSE RATINGS NOT AVAILABLE FROM MOODY'S, S&P RATINGS WERE USED.

THE VIEWS EXPRESSED IN THIS ADVISER UPDATE REFLECT THE ADVISER'S VIEW ONLY THROUGH 10/31/04. THE ADVISER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

DEFINITION OF INDICES

The LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX and the LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/ CREDIT BOND INDEX are unmanaged indices that are a broad measure of bond performance that reflect the reinvestment of income dividends and capital gain distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing. Intermediate indices include bonds with maturities of up to ten years.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged index that is a broad measure of tax-exempt bond performance that reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The LIPPER CORPORATE DEBT FUNDS A RATED INDEX is an unmanaged index that measures the performance of funds that invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues.

The LIPPER MULTI-CAP VALUE FUND INDEX is an unmanaged index of funds, that by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Value funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value, or other factors. These funds will normally have a below-average price-to-earnings ratio, price-to-book ratio, and three-year earnings growth figure, compared to the U.S. diversified multi-cap funds universe average.

The LIPPER MUNICIPAL INTERMEDIATE BOND FUND INDEX is an unmanaged index that measures the performance of intermediate municipal debt funds (i.e. those with dollar-weighted average maturities of 5 to 10 years). The index return reflects the reinvestment of income dividends and capital gain distributions, if any.

The NASDAQ COMPOSITE INDEX is an unmanaged market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market, as well as National Market System traded foreign common stocks and ADRs. The index includes over 5,000 companies with a market capitalization over $2.3 trillion.

The STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The VALUE LINE COMPOSITE INDEX is an unmanaged equally weighted geometric average composed of approximately 1700 stocks traded on the New York Stock Exchange, American Stock Exchange, and over-the-counter that are tracked by the Value Line Investment Survey. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

As a shareholder of the Funds, you incur only one of two potential types of costs. You incur no transaction costs including sales charges and redemption fees. However, you do incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 3, 2004 and held until October 31, 2004.

ACTUAL RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expense Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transaction fees were included, your costs would have been higher.

                                                                               EXPENSE PAID
                                          BEGINNING ACCOUNT  ENDING ACCOUNT    DURING PERIOD *
                                            VALUE 5/3/04     VALUE 10/31/04  (5/3/04 - 10/31/04)
------------------------------------------------------------------------------------------------
ARISTATA EQUITY FUND
Actual Fund Return                          $   1,000.00      $   1,040.10       $       7.68
Hypothetical Fund Return                    $   1,000.00      $   1,017.40       $       7.59
ARISTATA QUALITY BOND FUND
Actual Fund Return                          $   1,000.00      $   1,029.80       $       6.83
Hypothetical Fund Return                    $   1,000.00      $   1,018.20       $       6.79
ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
Actual Fund Return                          $   1,000.00      $   1,028.50       $       5.92
Hypothetical Fund Return                    $   1,000.00      $   1,019.10       $       5.89

*Expenses are equal to the Aristata Equity, Aristata Quality Bond and Aristata Colorado Quality Tax-Exempt Funds' annualized expense ratios of 1.51%, 1.35% and 1.17%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the half-year period).

STATEMENTS OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)

ARISTATA EQUITY FUND

                                                        SHARES         VALUE
                                                        ------         -----
COMMON STOCKS - 95.82%
BASIC MATERIALS - 9.11%
AGRICULTURE - 3.03%
AGCO Corp. *                                               10,500   $    203,910
Archer Daniels Midland Co.                                 34,800        674,076
                                                                    ------------
                                                                         877,986

                                                                    ------------
CHEMICAL - 2.00%
DU Pont (EI) DE Nemours                                    13,500        578,745
                                                                    ------------

METAL - 0.73%
Alcoa Inc.                                                  6,500        211,250
                                                                    ------------

PAPER/PACKAGING - 3.35%
International Paper Co                                     13,400        516,034
Wausau-Mosinee Paper Corp.                                 29,000        453,560
                                                                    ------------
                                                                         969,594

                                                                    ------------

TOTAL BASIC MATERIALS                                                  2,637,575
                                                                    ------------

BUILDING/REAL ESTATE - 5.91%
BUILDING MATERIALS - 2.41%
Vulcan Materials Co.                                       14,000        696,920
                                                                    ------------

R.E.I.T./REAL ESTATE - 3.50%

Archstone-Smith Trust                                      15,000        503,250
Duke Realty Corp.                                          15,000        511,500
                                                                    ------------
                                                                       1,014,750
                                                                    ------------

TOTAL BUILDING/REAL ESTATE                                             1,711,670
                                                                    ------------

CONSUMER DURABLES - 2.86%
HOUSEHOLD GOODS - 2.86%
Leggett & Platt, Inc.                                      17,000        478,210
Mattel Inc.                                                20,000        350,200
                                                                    ------------
                                                                         828,410
                                                                    ------------

TOTAL CONSUMER DURABLES                                                  828,410
                                                                    ------------

CONSUMER SERVICES - 1.72%
BROADCASTING/ENTERTAINMENT - 1.72%
Time Warner Inc.*                                          30,000        499,200
                                                                    ------------

TOTAL CONSUMER SERVICES                                                  499,200
                                                                    ------------

CONSUMER STAPLES - 5.75%
FOOD/BEVERAGE - 1.10%
Albertson's, Inc.                                          14,000   $    319,340
                                                                    ------------

RETAIL - 2.94%
BJ's Wholesale Club, Inc.*                                 16,000        464,480
Dollar General Corp.                                       20,000        385,000
                                                                    ------------
                                                                         849,480
                                                                    ------------

TEXTILE/APPAREL - 1.71%
Jones Apparel Group                                        14,000        494,200
                                                                    ------------

TOTAL CONSUMER STAPLES                                                 1,663,020
                                                                    ------------

ELECTRIC & GAS UTILITIES - 8.61%
ELECTRIC UTILITIES - 4.88%
Atmos Energy Corp.                                         20,000        516,200
Duke Energy Corp.                                          13,400        328,702
Xcel Energy Inc.                                           33,190        567,549
                                                                    ------------
                                                                       1,412,451

                                                                    ------------

GAS UTILITIES - 3.73%
Nicor Inc.                                                 16,000        600,320
Questar Corp.                                              10,000        480,000
                                                                    ------------
                                                                       1,080,320

                                                                    ------------

TOTAL ELECTRIC & GAS UTILITIES                                         2,492,771
                                                                    ------------

ENERGY - 11.21%
OIL FIELD SERVICES - 2.44%
Transocean Inc.*                                           20,000        705,000
                                                                    ------------

OIL & GAS - 8.77%
BP PLC ADR                                                  8,280        482,310
Kerr-McGee Corp.                                           16,500        977,130
Marathon Oil Corp.                                         13,000        495,430
Valero Energy                                              13,600        584,392
                                                                    ------------
                                                                       2,539,262

                                                                    ------------
TOTAL ENERGY                                                           3,244,262
                                                                    ------------

                                                        SHARES         VALUE
                                                        ------         -----
FINANCIAL - 7.21%
BANKS/S & L/FINANCE/LEASE - 4.07%
Bank of America Corp.                                      12,000   $    537,480
Wachovia Corp.                                             13,000        639,730
                                                                    ------------
                                                                       1,177,210
                                                                    ------------

BROKERS/FINANCIAL SERVICES - 1.25%
Arthur J Gallagher & Co.                                   12,900        362,490
                                                                    ------------

INSURANCE - 1.89%
American International Group                                9,000        546,390
                                                                    ------------

TOTAL FINANCIAL                                                        2,086,090
                                                                    ------------

HEALTHCARE - 14.53%
DRUGS - 9.51%
Abbott Laboratories                                        22,100        942,123
Barr Pharmaceuticals Inc.*                                  9,000        338,850
Merck & Co. Inc.                                           16,500        516,615
Mylan Laboratories                                         23,875        411,127
Schering-Plough Corp.                                      30,000        543,300
                                                                    ------------
                                                                       2,752,015
                                                                    ------------

MEDICAL PRODUCTS - 3.28%
Hospira, Inc.*                                             14,210        453,441
Lincare Holdings, Inc.*                                    13,500        496,260
                                                                    ------------
                                                                         949,701
                                                                    ------------

HEALTHCARE SERVICES - 1.74%
Medco Health Solutions Inc.*                               14,844        503,361
                                                                    ------------

TOTAL HEALTHCARE                                                       4,205,077
                                                                    ------------

INDUSTRIAL PRODUCTS &
  SERVICES - 10.91%
AEROSPACE - 2.07%
Boeing Co.                                                 12,000        598,800
                                                                    ------------

INDUSTRIAL COMPONENTS - 7.24%
General Electric Co.                                       26,000        887,120
Robbins & Myers, Inc.                                      27,000        562,950
Snap-On, Inc.                                              22,000        646,360
                                                                    ------------
                                                                       2,096,430
                                                                    ------------

INDUSTRIAL SERVICES BUSINESS INFO/
  SERVICES - 1.60%
MAXIMUS, Inc.*                                             17,000   $    462,060
                                                                    ------------

TOTAL INDUSTRIAL PRODUCTS
  & SERVICES                                                           3,157,290
                                                                    ------------

TECHNOLOGY - 14.69%
COMPUTERS/PERIPHERAL - 3.90%
Hewlett-Packard Co.                                        36,500        681,090
International Business
  Machines Corp.                                            5,000        448,750
                                                                    ------------
                                                                       1,129,840
                                                                    ------------

ELECTRONICS - 6.12%
Anixter International, Inc.*                                8,200        316,848
Flextronics International*                                 40,000        482,000
Nokia Corp.                                                63,000        971,460
                                                                    ------------
                                                                       1,770,308
                                                                    ------------

SOFTWARE/SYSTEM SUPPORT - 4.67%
Electronic Data Systems Corp.                              32,000        680,640
Microsoft Corp.                                            24,000        671,760
                                                                    ------------
                                                                       1,352,400
                                                                    ------------

TOTAL TECHNOLOGY                                                       4,252,548
                                                                    ------------

TELECOMMUNICATIONS - 3.31%
COMMUNICATIONS - 3.31%
Verizon Communications, Inc.                               24,500        957,950
                                                                    ------------

TOTAL TELECOMMUNICATIONS                                                 957,950
                                                                    ------------

TOTAL COMMON STOCKS                                                   27,735,863
(Cost $22,387,718)                                                  ------------

                                                        SHARES         VALUE
                                                        ------         -----
SHORT-TERM INVESTMENTS - 4.22%
MUTUAL FUNDS - 4.22%
Fifth Third C/P Fund **                                   819,887   $    819,887
Fifth Third U.S. Treasury Fund **                         400,000        400,000
                                                                    ------------
                                                                       1,219,887
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS                                           1,219,887
   (Cost $1,219,887)                                                ------------

TOTAL INVESTMENTS                                          100.04%    28,955,750
   (Cost $23,607,605)

Liabilities in Excess
   of Other Assets                                         -0.04%        (10,767)
                                                     ---------------------------

NET ASSETS                                                 100.00%    28,944,983
                                                     ===========================

 * Denotes non-income producing security.
** Related Party
ADR - American Depositary Receipt
See Notes to Financial Statements.

ARISTATA QUALITY BOND FUND

DUE                         BOND RATING*    PRINCIPAL
DATE           COUPON       MOODY'S/S&P       AMOUNT         VALUE
----           ------       -----------       ------         -----
U.S. GOVERNMENT &
  AGENCY OBLIGATIONS - 34.68%
U.S. TREASURY BILLS - 1.79%
11/4/04           1.440%         Aaa/AAA   $    200,000   $    199,976
                                                          ------------

U.S. TREASURY NOTES - 14.73%
07/15/06          7.000%         Aaa/AAA        650,000        699,182
08/15/11          5.000%         Aaa/AAA        690,000        745,389
05/15/13          3.625%         Aaa/AAA        200,000        196,500
                                                          ------------
                                                             1,641,071
                                                          ------------

U.S. TREASURY BONDS - 3.65%
05/15/10         10.000%         Aaa/AAA        390,000        406,255
                                                          ------------

FEDERAL HOME LOAN BANK - 8.99%
01/12/10          7.155%         Aaa/AAA        120,000        121,099
11/18/13          5.125%         Aaa/AAA         75,000         77,299
02/09/15          8.000%         Aaa/AAA        100,000        101,500
01/24/18          5.740%         Aaa/AAA        125,000        125,641
05/09/18          5.350%         Aaa/AAA        125,000        124,612
08/08/18          5.500%         Aaa/AAA        150,000        150,020
03/04/19          5.750%         Aaa/AAA        300,000        301,217
                                                          ------------
                                                             1,001,388
                                                          ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.52%

03/10/16          8.200%         Aaa/AAA         55,000         71,838
12/28/16          6.780%         Aaa/AAA         70,000         75,091
04/24/17          6.500%         Aaa/AAA         70,000         72,921
11/07/17          5.750%         Aaa/AAA        200,000        199,122
06/04/18          5.000%         Aaa/AAA        200,000        195,831
                                                          ------------
                                                               614,803
                                                          ------------

TOTAL U.S. GOVERNMENT & AGENCY
 OBLIGATIONS                                                 3,863,493
 (Cost $3,694,491)                                        ------------

DUE                         BOND RATING*    PRINCIPAL
DATE           COUPON       MOODY'S/S&P       AMOUNT         VALUE
----           ------       -----------       ------         -----
CORPORATE BONDS - 59.46%
COMMUNICATIONS - 3.47%
Bellsouth Corp.
10/15/11          6.000%           A1/A+   $    120,000   $    131,733
SBC Communications Inc.
03/15/11          6.250%           A1/A+        120,000        132,666
Verizon Global Networks, Inc.
06/01/13          4.375%           A2/A+        125,000        122,812
                                                          ------------
                                                               387,211
                                                          ------------

TOTAL COMMUNICATIONS                                           387,211
                                                          ------------

FINANCIAL - 20.14%
AUTOMOBILE - 1.73%
Toyota Motor Credit Corp.
12/15/08          5.500%         Aa1/AAA        180,000        193,266
                                                          ------------

BANKS/S & L/FINANCE/LEASE - 5.92%
National City Corp.
05/15/19          6.875%            A2/A        280,000        326,528
Wells Fargo & Co.
11/15/14          5.000%          Aa2/A+        325,000        332,676
                                                          ------------
                                                               659,204
                                                          ------------

BROKERS/FINANCIAL SERVICES - 12.49%
Bear Stearns & Co. Inc.
03/01/07          7.000%            A1/A        120,000        130,343
07/02/18          4.650%            A1/A        140,000        132,234
Charles Schwab Corp.
03/01/10          8.050%           A3/A-        210,000        245,819
Goldman Sachs Group, Inc.
01/15/11          6.875%          Aa3/A+        120,000        136,694
Merrill Lynch & Co.
04/27/08          7.000%          Aa3/A+        330,000        368,941
Morgan Stanley Dean Witter & Co.
01/15/07          8.330%          Aa3/A+        230,000        255,002
04/01/14          4.750%            A1/A        125,000        122,684
                                                          ------------
                                                             1,391,717
                                                          ------------

TOTAL FINANCIAL                                              2,244,187
                                                          ------------

INDUSTRIAL - 35.85%
AEROSPACE - 3.40%
General Dynamics Corp.
05/15/13          4.250%            A2/A   $    125,000   $    122,847
United Technologies Corp.
05/15/12          6.100%            A2/A        230,000        256,087
                                                          ------------
                                                               378,934
                                                          ------------

CHEMICALS - 3.45%
Dow Chemical Co.
02/01/11          6.125%           A3/A-        350,000        384,195
                                                          ------------

COMPUTER/PERIPHERAL - 1.76%
Hewlett Packard Co.
06/15/05          7.150%           A2/A-        190,000        195,501
                                                          ------------

DRUGS - 3.25%
Eli Lilly & Co.
03/15/12          6.000%          Aa3/AA        100,000        110,953
Pfizer Inc.
02/15/14          4.500%         Aaa/AAA        250,000        251,400
                                                          ------------
                                                               362,353
                                                          ------------

FOOD/BEVERAGE - 7.68%
Albertson's, Inc.
08/01/09          6.950%        Baa2/BBB         70,000         77,959
Anheuser Busch Co.
01/15/14          4.950%           A1/A+        175,000        180,801
10/15/16          5.050%           A1/A+        150,000        152,625
Campbell Soup Co.
12/03/12          5.000%            A3/A        150,000        154,876
Coca-Cola Enterprises Inc.
08/15/11          6.125%           A2/A+        140,000        155,252
Sara Lee Corp.
09/15/11          6.250%           A3/A+        120,000        134,378
                                                          ------------
                                                               855,891
                                                          ------------

HOUSEHOLD GOODS - 3.42%
Kimberly Clark Corp.
02/15/12          5.625%         Aa2/AA-        350,000        381,115
                                                          ------------

DUE                         BOND RATING*    PRINCIPAL
DATE           COUPON       MOODY'S/S&P       AMOUNT         VALUE
----           ------       -----------       ------         -----
METALS - 2.84%
Alcan Aluminum Corp.
11/01/08          6.250%         Baa1/A-   $    290,000   $    316,046
                                                          ------------

PACKAGED GOODS - 4.35%
Fortune Brands, Inc.
04/01/08          6.250%            A2/A        230,000        251,735
Estee Lauder Companies Inc.
01/15/12          6.000%           A1/A+        210,000        233,079
                                                          ------------
                                                               484,814
                                                          ------------

RESTAURANTS - 4.52%
McDonald's Corp.
04/15/11          6.000%            A2/A        190,000        209,580
09/30/16          5.000%            A2/A        300,000        294,275
                                                          ------------
                                                               503,855
                                                          ------------

RETAIL - 1.18%
Target Corp.
03/01/12          5.875%           A2/A+        120,000        131,845
                                                          ------------
TOTAL INDUSTRIAL                                             3,994,549
                                                          ------------
TOTAL CORPORATE BONDS                                        6,625,947
(Cost $6,167,957)                                         ------------

                                                        SHARES
                                                        ------
SHORT-TERM INVESTMENTS - 4.83%
MUTUAL FUNDS - 4.83%
Fifth Third C/P Fund **                                   318,098        318,098
Fifth Third U.S. Treasury Fund **                         220,000        220,000
                                                                    ------------

TOTAL SHORT-TERM INVESMENTS                                              538,098
(Cost $538,098)                                                     ------------

TOTAL INVESMENTS                                            98.97%    11,027,538
(Cost $10,400,546)
Other Assets in Excess
of Liabilitie                                                1.03%       115,278
                                                     ---------------------------
NET ASSETS                                                 100.00%  $ 11,142,816
                                                     ===========================

 * Ratings - The Moody's and S&P ratings are believed to be the most recent ratings at October 31, 2004.
** Related Party
See Notes to Financial Statements.

ARISTATA COLORADO QUALITY TAX-EXEMPT FUND

DUE                         BOND RATING*    PRINCIPAL
DATE           COUPON       MOODY'S/S&P       AMOUNT         VALUE
----           ------       -----------       ------         -----
COLORADO MUNICIPAL OBLIGATIONS - 97.30%
PREREFUNDED - 8.28%
12/15/09          5.250%         Aaa/AAA   $    500,000   $    551,310
Colo Department of Transportation, AMBAC
06/15/15          5.700%         Aaa/AAA        250,000        287,937
                                                          ------------

TOTAL PREREFUNDED                                              839,247
(Cost $747,842)                                           ------------

GENERAL OBLIGATION BONDS  - 28.10%
Adams County
School District #50
12/01/10          5.250%          A1/AA-        500,000        532,900
Arapahoe County
School District #5, FSA
12/15/22          4.125%         Aaa/AAA        100,000         99,177
Basalt Colorado
Sanitation District, AMBAC
12/01/18          5.000%          Aaa/NR        125,000        133,912
Boulder County Open Space
06/15/08          5.100%           NR/AA        200,000        211,614
Boulder Valley
School District #Re-2, FGIC
12/01/13          5.000%         Aaa/AAA        150,000        161,040
City of Aspen, Series B
12/01/20          5.000%          Aa3/NR        175,000        180,353
Clear Creek County
School District #Re-1, FSA
12/01/13          4.300%          NR/AAA        125,000        133,003
Denver Colorado City & County
08/01/14          5.000%         Aa1/AA+        100,000        108,318
Garfield County School District #RE-2, FSA
12/01/15          4.300%          Aaa/NR        125,000        130,748
Parker Colorado Property
District #1, AMBAC
12/01/12          4.550%         Aaa/AAA        175,000        186,933
Pitkin County
School District #1, FGIC
12/01/20          5.000%         Aaa/AAA        150,000        159,833
San Miguel County
School District #R-1, MBIA
12/01/06          5.200%         Aaa/AAA        250,000        266,145

DUE                         BOND RATING*    PRINCIPAL
DATE           COUPON       MOODY'S/S&P       AMOUNT         VALUE
----           ------       -----------       ------         -----
GENERAL OBLIGATION BONDS (CONTINUED)
Thornton, FSA
12/01/07          5.150%         Aaa/AAA   $    500,000   $    546,620
                                                          ------------
TOTAL GENERAL OBLIGATION BONDS                               2,850,596
(Cost $2,664,498)                                         ------------

REVENUE BONDS - 60.92%
EDUCATION - 10.79%
Colorado EDL & Cultural
12/01/16          6.000%           NR/AA        125,000        142,992
Colorado EDL & Cultural, AMBAC
06/01/20          5.000%         Aaa/AAA        200,000        212,280
12/01/21          5.000%          Aaa/NR        150,000        158,974
Colorado School of Mines, AMBAC
12/01/30          5.000%         Aaa/AAA        100,000        101,630
University of Colorado
Certificates of Participation, AMBAC
06/01/23          5.000%         Aaa/AAA        150,000        158,599
University of Colorado Enterprise
System Revenue Series A
06/01/16          5.100%         Aa3/AA-        150,000        162,516
University of Colorado Enterprise
System Revenue Series B, FGIC
06/01/24          5.000%         Aaa/AAA        150,000        157,604
                                                          ------------
                                                             1,094,595
                                                          ------------

FINANCE  - 8.44%
Aspen Colorado Sales Tax
11/01/10          5.000%            NR/A        120,000        129,230
Boulder Colorado Sales Tax, AMBAC
08/15/13          5.150%         Aaa/AAA        100,000        109,525
Durango Colorado Sales & Use Tax, FGIC
12/01/16          5.500%         Aaa/AAA        200,000        222,932
Jefferson County Open Space, FGIC
11/01/19          5.000%         Aaa/AAA        100,000        106,082
Larimar County Courts Cetificate, FSA
12/15/11          3.800%         Aaa/AAA        150,000        156,565
Pitkin County Sales Tax, FSA
12/01/11          4.000%         Aaa/AAA        125,000        132,023
                                                          ------------
                                                               856,357
                                                          ------------

HOSPITAL  - 2.40%
University of Colorado Hospital Authority, AMBAC
11/15/09          5.000%          Aaa/NR   $    220,000   $    243,197
                                                          ------------
MISCELLANEOUS/OTHER - 7.45%
Boulder County CO (Atmospheric Research), AMBAC
09/01/15          4.000%         Aaa/AAA        120,000        123,264
Boulder County CO (Atmospheric Research), MBIA
09/01/22          5.000%         Aaa/AAA        200,000        210,608
Boulder County CO Open Space, MBIA
07/15/14          4.000%         Aaa/AAA        100,000        103,016
Douglas County Sales & Use Tax, MBIA
10/15/07          5.250%         Aaa/AAA        300,000        318,492
                                                          ------------
                                                               755,380
                                                          ------------

POWER  - 3.34%
Adams County Pollution Control, MBIA
04/01/08          5.625%         Aaa/AAA        175,000        175,486
Pueblo County Pollution Control, AMBAC
01/01/19          5.100%         Aaa/AAA        150,000        163,602
                                                          ------------
                                                               339,088
                                                          ------------

TRANSPORTATION - 8.08%
Arapahoe County
Highway E-470, MBIA
08/31/05          5.150%         Aaa/AAA        250,000        256,907
Colorado Department of Transportation, MBIA
06/15/09          4.200%         Aaa/AAA        225,000        239,976
Denver City & County Airport, MBIA
11/15/16          5.750%         Aaa/AAA        300,000        322,995
                                                          ------------
                                                               819,878
                                                          ------------

WATER/SEWER - 20.42%
Boulder Colorado Water & Sewer
12/01/12          5.300%         Aa2/AA+        125,000        139,016
Broomfield CO Water Activity, MBIA
12/01/22          4.750%         Aaa/AAA        125,000        129,681
Colorado Water Reservoir & Power
Development Authority
09/01/07          5.250%         Aaa/AAA        250,000        271,502

DUE                         BOND RATING*    PRINCIPAL
DATE           COUPON       MOODY'S/S&P       AMOUNT         VALUE
----           ------       -----------       ------         -----
REVENUE BONDS (CONTINUED)
WATER/SEWER (CONTINUED)
Fort Collins Storm Drainage, AMBAC
12/01/20          4.875%         Aaa/AAA   $    250,000   $    264,475
Fountain Valley Authority
Water Treatment
12/01/07          5.200%          Aa2/AA        400,000        418,500
Golden CO Water & Waste, FSA
11/15/22          4.950%          Aaa/NR        150,000        158,426
Greeley CO Water Reservoir, AMBAC
08/01/19          4.000%         Aaa/AAA        250,000        251,080
Little Thompson Water District, MBIA
12/01/18          5.800%          Aaa/NR        150,000        171,998
Pleasant View Water and Sanitation District, MBIA
12/01/13          4.350%         Aaa/AAA        125,000        132,498
Pueblo Colorado Board
Waterworks, FSA
11/01/09          5.250%         Aaa/AAA        120,000        134,177
                                                          ------------
                                                             2,071,353
                                                          ------------

TOTAL REVENUE BONDS
(Cost $5,777,865)                                            6,179,848
                                                          ------------

TOTAL COLORADO MUNICIPAL
OBLIGATIONS
(Cost $9,190,205)                                            9,869,691
                                                          ------------

TOTAL INVESTMENTS                                 97.30%     9,869,691
(Cost $9,190,205)
Other Assets in Excess
of Liabilities                                     2.70%       274,160
                                           ---------------------------
NET ASSETS                                       100.00%  $ 10,143,851
                                           ===========================

 * Ratings - The Moody's and S&P ratings are believed to be the most recent ratings at October 31, 2004.

** The Aristata Colorado Quality Tax-Exempt Fund had the following insurance concentration greater than 10% at October 31, 2004 (as a percentage of net assets):

           AMBAC     23.61%
            MBIA     22.95%
             FSA     14.70%
            FGIC     13.40%

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - OCTOBER 31, 2004 (UNAUDITED)

                                                                                              COLORADO QUALITY
                                                           EQUITY           QUALITY BOND        TAX-EXEMPT
                                                      --------------------------------------------------------
ASSETS:
Investments, at value (Cost - see below)              $     28,955,750    $     11,027,538    $      9,869,691
Cash                                                                 0                   0             157,976
Dividends receivable                                            32,368                   0                   0
Interest receivable                                              1,477             163,126             169,310
Receivable for portfolio shares sold                               731                   0                   0
Prepaid and other assets                                         6,086               3,440                 793
                                                      --------------------------------------------------------
         Total Assets                                       28,996,412          11,194,104          10,197,770
                                                      --------------------------------------------------------

LIABILITIES:
Accrued investment advisory fee                                 20,970               4,744               4,355
Accrued administration fee                                      12,534               6,267               3,760
Dividends payable                                                    0              12,456              24,591
Other payables                                                  17,925              27,821              21,213
                                                      --------------------------------------------------------
         Total Liabilities                                      51,429              51,288              53,919
                                                      --------------------------------------------------------
NET ASSETS                                            $     28,944,983    $     11,142,816    $     10,143,851
                                                      ========================================================

COST OF INVESTMENTS                                   $     23,607,605    $     10,400,547    $      9,190,205

COMPOSITION OF NET ASSETS:
Paid in capital                                       $     23,520,920    $     10,954,296    $      9,336,988
(Over) Undistributed net investment income                     (10,341)             62,619              38,668
Accumulated net realized gain (loss) on investments             86,259            (501,090)             88,709
Net unrealized appreciation in value of investments          5,348,145             626,991             679,486
                                                      --------------------------------------------------------
NET ASSETS                                            $     28,944,983    $     11,142,816    $     10,143,851
                                                      ========================================================

NET ASSET VALUE PER SHARE:
Net Assets                                            $     28,944,983    $     11,142,816    $     10,143,851
Shares of beneficial interest outstanding of
     no par value, unlimited shares authorized               4,420,370           1,159,446           1,047,604
Net asset value and redemption price per share        $           6.55    $           9.61    $           9.68

See Notes to Financial Statements

STATEMENTS OF OPERATIONS - FOR THE SIX-MONTHS ENDED OCTOBER 31, 2004 (UNAUDITED)

                                                                                              COLORADO QUALITY
                                                           EQUITY           QUALITY BOND         TAX-EXEMPT
                                                      --------------------------------------------------------
INVESTMENT INCOME:
Interest                                              $          7,064    $        303,832    $        233,147
Dividends                                                      308,107                   0                   0
                                                      --------------------------------------------------------
    Total Income                                               315,171             303,832             233,147
                                                      --------------------------------------------------------

EXPENSES:
Investment advisory fee                                        127,177              28,252              25,789
Administration fee                                              74,591              37,295              22,377
Legal                                                              910                 910                   0
Printing                                                         4,550                 728                 910
Registration                                                     3,094               1,820                   0
Audit                                                            8,190               4,186               5,824
Custodian                                                        2,184               1,274               1,274
Trustees                                                           728                 364                 364
Insurance                                                          364                   0                 182
Other                                                            7,280               3,640               5,460
                                                      --------------------------------------------------------
    Total Expenses Before Waivers                              229,068              78,469              62,180
Expenses waived by administrator                                (1,558)             (1,558)             (1,558)
                                                      --------------------------------------------------------
    Net Expenses                                               227,510              76,911              60,622
                                                      --------------------------------------------------------

NET INVESTMENT INCOME                                           87,661             226,921             172,525
                                                      --------------------------------------------------------

Net realized gain (loss) on investments                      5,341,374             (58,526)             (5,097)
Change in net unrealized appreciation/depreciation          (4,209,231)            173,076             110,827
                                                      --------------------------------------------------------
Net gain on investments                                      1,132,143             114,550             105,730
                                                      --------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS            $      1,219,804    $        341,471    $        278,255
                                                      ========================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS - EQUITY FUND

                                                        FOR THE SIX-MONTHS ENDED     FOR THE YEAR ENDED
                                                      OCTOBER 31, 2004 (UNAUDITED)     APRIL 30, 2004
                                                      -------------------------------------------------
OPERATIONS:
  Net investment income                                      $        87,661          $       188,812
  Net realized gain on investments                                 5,341,374                3,100,101
  Change in unrealized appreciation/depreciation                  (4,209,231)               3,233,011
                                                      -------------------------------------------------
  Net increase in net assets from operations                       1,219,804                6,521,924
                                                      -------------------------------------------------

DISTRIBUTIONS:
  From net investment income                                         (98,002)                (202,145)
  From net realized gain                                          (6,724,811)                       0
                                                      -------------------------------------------------
  Net decrease in net assets from distributions                   (6,822,813)                (202,145)
                                                      -------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS:
  Proceeds from sale of shares                                       568,862                3,743,726
  Reinvested dividends                                             5,514,996                  145,844
  Cost of shares redeemed                                         (2,780,155)              (3,246,190)
                                                      -------------------------------------------------
  Net increase in net assets from
     share transactions                                            3,303,703                  643,380
                                                      -------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                             (2,299,306)               6,963,159
                                                      -------------------------------------------------

NET ASSETS:
  Beginning of period                                             31,244,289               24,281,130
                                                      -------------------------------------------------
  End of period*                                             $    28,944,983          $    31,244,289
                                                      =================================================

*Includes over distributed net investment income of:         $       (10,341)         $             0

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS - QUALITY BOND FUND

                                                        FOR THE SIX-MONTHS ENDED     FOR THE YEAR ENDED
                                                      OCTOBER 31, 2004 (UNAUDITED)     APRIL 30, 2004
                                                      -------------------------------------------------
OPERATIONS:
  Net investment income                                      $       226,921          $       577,298
  Net realized gain (loss) on investments                            (58,526)                 159,533
  Change in net unrealized appreciation/depreciation                 173,076                 (714,693)
                                                      -------------------------------------------------
  Net increase in net assets from operations                         341,471                   22,138
                                                      -------------------------------------------------

DISTRIBUTIONS:
  From net investment income                                        (227,016)                (577,229)
                                                      -------------------------------------------------
   Net decrease in net assets from distributions                    (227,016)                (577,229)
                                                      -------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS:
  Proceeds from sale of shares                                       155,851                2,250,978
  Reinvested dividends                                               163,791                  412,790
  Cost of shares redeemed                                           (779,358)              (7,038,495)
                                                      -------------------------------------------------
  Net decrease in net assets from
     share transactions                                             (459,716)              (4,374,727)
                                                      -------------------------------------------------

NET DECREASE IN NET ASSETS                                          (345,261)              (4,929,818)
                                                      -------------------------------------------------

NET ASSETS:
  Beginning of period                                             11,488,077               16,417,895
                                                      -------------------------------------------------
  End of period*                                             $    11,142,816          $    11,488,077
                                                      =================================================

*Includes undistributed net investment income of:            $        62,619          $        62,714

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS - COLORADO QUALITY TAX-EXEMPT FUND

                                                        FOR THE SIX-MONTHS ENDED     FOR THE YEAR ENDED
                                                      OCTOBER 31, 2004 (UNAUDITED)     APRIL 30, 2004
                                                      -------------------------------------------------
OPERATIONS:
  Net investment income                                      $       172,525          $       434,679
  Net realized gain (loss) on investments                             (5,097)                 214,406
  Change in net unrealized appreciation/depreciation                 110,827                 (547,034)
                                                      -------------------------------------------------
  Net increase in net assets from operations                         278,255                  102,051
                                                      -------------------------------------------------

DISTRIBUTIONS:
  From net investment income                                        (173,173)                (434,588)
  From net realized gain                                                   -                 (153,389)
                                                      -------------------------------------------------
  Net decrease in net assets from distributions                     (173,173)                (587,977)
                                                      -------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS:
  Proceeds from sale of shares                                        31,000                  216,644
  Reinvested dividends                                                29,740                  184,159
  Cost of shares redeemed                                         (1,203,497)              (2,702,159)
                                                      -------------------------------------------------
  Net decrease in net assets from
     share transactions                                           (1,142,757)              (2,301,356)
                                                      -------------------------------------------------

NET DECREASE IN NET ASSETS                                        (1,037,675)              (2,787,282)
                                                      -------------------------------------------------

NET ASSETS:
  Beginning of period                                             11,181,526               13,968,808
                                                      -------------------------------------------------
  End of period*                                             $    10,143,851          $    11,181,526
                                                      ================================================

*Includes undistributed net investment income of:            $        38,668          $        39,316

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS - EQUITY FUND

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                            FOR THE SIX-MONTHS
                                            ENDED OCTOBER 31,                     FOR THE YEAR ENDED APRIL 30,
                                            2004 (UNAUDITED)      2004          2003          2002          2001          2000
                                            --------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA:
Net asset value - beginning of period       $       8.11       $      6.47   $      8.22   $      9.34   $      9.34   $     11.11
                                            --------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.02              0.05          0.07          0.10          0.11          0.12
  Net realized and unrealized gain (loss)
     on investments                                 0.33              1.64         (1.49)        (0.58)         0.78         (0.01)
                                            --------------------------------------------------------------------------------------

  Total income (loss) from investment
      operations                                    0.35              1.69         (1.42)        (0.48)         0.89          0.11
                                            --------------------------------------------------------------------------------------

DISTRIBUTIONS:
  From net investment income                       (0.03)            (0.05)        (0.07)        (0.09)        (0.11)        (0.12)
  From net realized gain                           (1.88)                -         (0.26)        (0.55)        (0.78)        (1.76)
                                            --------------------------------------------------------------------------------------
  Total distributions                              (1.91)            (0.05)        (0.33)        (0.64)        (0.89)        (1.88)
                                            --------------------------------------------------------------------------------------

Net asset value - end of period             $       6.55       $      8.11   $      6.47   $      8.22   $      9.34   $      9.34
                                            ======================================================================================

TOTAL RETURN(2)                                     4.01%(3)         26.21%       (17.25)%       (4.99)%       10.31%         2.23%
                                            ======================================================================================

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000)             $     28,945       $    31,244   $    24,281   $    67,698   $    68,707   $    73,076
                                            ======================================================================================

Ratio of expenses to average net assets             1.51%(1)          1.53%         1.29%         1.05%         1.05%         1.01%
                                            ======================================================================================
Ratio of net investment income to
  average net assets                                0.58%(1)          0.65%         1.10%         1.10%         1.14%         1.20%
                                            ======================================================================================
Ratio of expenses to average net
  assets without fee waivers                        1.52%(1)          1.58%         1.47%         1.17%         1.16%         1.09%
                                            ======================================================================================
Ratio of net investment income to
  average net assets without fee waivers            0.57(1)           0.60%         0.92%         0.99%         1.03%         1.12%
                                            ======================================================================================

Portfolio turnover rate                            39.83%            25.83%        17.82%        24.12%        27.47%        16.63%
                                            ======================================================================================

(1)  Annualized.
(2) Total return would have been lower had various fees not been waived during the period.
(3)  Total return for periods less than one year are not annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS - QUALITY BOND FUND

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                            FOR THE SIX-MONTHS
                                            ENDED OCTOBER 31,            FOR THE YEAR ENDED APRIL 30,
                                            2004 (UNAUDITED)      2004          2003          2002          2001          2000
                                            --------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA:
Net asset value - beginning of period       $       9.52       $      9.94   $      9.75   $      9.75   $      9.32   $      9.88
                                            --------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.19              0.35          0.51          0.57          0.60          0.59
  Net realized and unrealized gain (loss)
     on investments                                 0.09             (0.37)         0.34         (0.01)         0.43         (0.57)
                                            --------------------------------------------------------------------------------------

  Total income (loss) from investment
      operations                                    0.28             (0.02)         0.85          0.56          1.03          0.02
                                            --------------------------------------------------------------------------------------

DISTRIBUTIONS:
  From net investment income                       (0.19)            (0.40)        (0.66)        (0.56)        (0.60)        (0.58)
                                            --------------------------------------------------------------------------------------
  Total distributions                              (0.19)            (0.40)        (0.66)        (0.56)        (0.60)        (0.58)
                                            --------------------------------------------------------------------------------------

Net asset value - end of period             $       9.61       $      9.52   $      9.94   $      9.75   $      9.75   $      9.32
                                            ======================================================================================

TOTAL RETURN(2)                                     2.98%(3)         (0.21)%        8.93%         5.85%        11.33%         0.28%
                                            ======================================================================================

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000)             $     11,143       $    11,488   $    16,418   $    41,822   $    42,399   $    42,408
                                            ======================================================================================

Ratio of expenses to average net assets             1.35%(1)          1.42%         0.94%         0.70%         0.70%         0.68%
                                            ======================================================================================
Ratio of net investment income to
  average net assets                                3.99%(1)          4.09%         5.02%         5.75%         6.25%         6.16%
                                            ======================================================================================
Ratio of expenses to average net
  assets without fee waivers                        1.38%(1)          1.47%         1.06%         0.77%         0.79%         0.75%
                                            ======================================================================================
Ratio of net investment income to
  average net assets without fee waivers            3.97%(1)          4.04%         4.91%         5.67%         6.16%         6.10%
                                            ======================================================================================

Portfolio turnover rate                                0%            33.82%        20.41%        32.04%        15.72%        10.06%
                                            ======================================================================================

(1)  Annualized.
(2) Total return would have been lower had various fees not been waived during the period.
(3)  Total return for periods less than one year are not annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS - COLORADO QUALITY TAX-EXEMPT FUND

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                            FOR THE SIX-MONTHS
                                            ENDED OCTOBER 31,                      FOR THE YEAR ENDED APRIL 30,
                                            2004 (UNAUDITED)       2004          2003          2002          2001          2000
                                            --------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA:
Net asset value - beginning of period       $       9.57       $      9.95   $      9.65   $      9.58   $      9.35   $      9.89
                                            --------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.16              0.33          0.38          0.45          0.46          0.46
  Net realized and unrealized gain (loss)
     on investments                                 0.11             (0.26)         0.30          0.08          0.23         (0.45)
                                            --------------------------------------------------------------------------------------

  Total income from investment operations           0.27              0.07          0.68          0.53          0.69          0.01
                                            --------------------------------------------------------------------------------------

DISTRIBUTIONS:
  From net investment income                       (0.16)            (0.33)        (0.38)        (0.44)        (0.46)        (0.46)
  From net realized gain                               -             (0.12)            -         (0.02)            -         (0.09)
                                            --------------------------------------------------------------------------------------
  Total distributions                              (0.16)            (0.45)        (0.38)        (0.46)        (0.46)        (0.55)
                                            --------------------------------------------------------------------------------------

Net asset value - end of period             $       9.68       $      9.57   $      9.95   $      9.65   $      9.58   $      9.35
                                            ======================================================================================

TOTAL RETURN(2)                                     2.85%(3)          0.68%         7.19%         5.62%         7.50%         0.16%
                                            ======================================================================================

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000)             $     10,144       $    11,182   $    13,969   $    13,350   $    12,725   $    13,799
                                            ======================================================================================

Ratio of expenses to average net assets             1.17%(1)          1.17%         0.86%         0.50%         0.50%         0.48%
                                            ======================================================================================
Ratio of net investment income to
  average net assets                                3.33%(1)          3.34%         3.86%         4.57%         4.81%         4.85%
                                            ======================================================================================
Ratio of expenses to average net assets
  without fee waivers and reimbursements            1.20%(1)          1.21%         1.09%         1.03%         1.04%         0.93%
                                            ======================================================================================
Ratio of net investment income to
  average net assets without fee
  waivers and reimbursements                        3.30%(1)          3.30%         3.62%         4.04%         4.27%         4.41%
                                            ======================================================================================

Portfolio turnover rate                                0%            10.93%        17.79%        15.91%         9.29%        12.41%
                                            ======================================================================================

(1)  Annualized.
(2) Total return would have been lower had various fees not been waived during the period.
(3)  Total return for periods less than one year are not annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

     Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the Trust's Aristata Family of Funds. The Aristata Family of Funds includes the Equity Fund, Quality Bond Fund and Colorado Quality Tax-Exempt Fund. The financial statements of the remaining portfolios of the Trust are presented separately.

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     INVESTMENT VALUATION: Securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time), on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sales price of the day or, in the absence of sales, at values based on the average closing bid and asked price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     FEDERAL INCOME TAXES: It is the Funds' policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

     EXPENSES: Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

     DIVIDENDS: The Equity Fund will declare and pay dividends from net investment income, if any, quarterly. Dividends from net investment income are declared daily and paid monthly for the Quality Bond and Colorado Quality Tax-Exempt Funds. Dividends from net realized gains, if any, are declared at least once a year for each of the Funds. Dividends to shareholders are recorded on the ex-dividend date.

     CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS: Net investment income
(loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains (losses) may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain (loss) was recorded by the Fund.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes.

     USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. SHARES OF BENEFICIAL INTEREST

     On October 31, 2004, there was an unlimited number of no par value shares of beneficial interest authorized for each fund. Transactions in shares of beneficial interest were as follows:

                                                                                                          COLORADO QUALITY
                                    EQUITY FUND                      QUALITY BOND FUND                     TAX-EXEMPT FUND
                         ---------------------------------------------------------------------------------------------------------
                         FOR THE SIX-MONTHS   FOR THE YEAR   FOR THE SIX-MONTS   FOR THE YEAR    FOR THE SIX-MONTHS   FOR THE YEAR
                               ENDED              ENDED           ENDED              ENDED             ENDED              ENDED
                            OCTOBER 31,         APRIL 30,       OCTOBER 31,        APRIL 30,         OCTOBER 31,        APRIL 30,
                               2004               2004            2004               2004               2004              2004
                         ---------------------------------------------------------------------------------------------------------
Shares sold                          77,639        500,645              16,563         225,752                3,252         21,631
Shares issued as
  reinvestment of
  dividends                         829,608         19,150              17,226          42,241                3,103         18,767
Shares redeemed                    (340,514)      (417,962)            (81,701)       (712,328)            (126,683)      (275,938)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)             566,733        101,833             (47,912)       (444,335)            (120,328)      (235,540)
==================================================================================================================================

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

                                                                                  COLORADO QUALITY
                                           EQUITY FUND       QUALITY BOND FUND     TAX-EXEMPT FUND
                                         ---------------------------------------------------------
As of October 31, 2004
Gross appreciation (excess of
  value over tax cost)                   $     5,972,810    $     653,115         $     679,486
Gross depreciation (excess of
  tax cost over value)                          (624,665)         (26,124)                    -
-----------------------------------------------------------------------------------------------
Net unrealized appreciation              $     5,348,145    $     626,991         $     679,486
===============================================================================================
Cost of investments for income
  tax purposes                           $    23,607,605    $  10,400,547         $   9,190,205
===============================================================================================

4. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

     Denver Investment Advisors LLC (the "Adviser" or "DenverIA") serves as investment adviser to each Fund pursuant to interim investment advisory agreements (the "Advisory Agreements") with the Trust. For its services, the Adviser is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.85%, 0.50% and 0.50% of the average net assets for the Equity Fund, Quality Bond Fund and Colorado Quality Tax-Exempt Fund, respectively. The investment advisory fee will be held in escrow until shareholder approval of the Advisory Agreements.

     On May 20, 2004, Tempest Investment Counselors, Inc. ("Tempest"), the then current investment adviser to the Aristata Funds, publicly announced that it was in negotiations to be acquired by DenverIA in a transaction which would result in Tempest becoming a wholly-owned subsidiary of DenverIA. On June 15, 2004, the Trustees (including the independent Trustees) voted unanimously at an in-person meeting to approve, subject to stockholder approval, having the Trust (on behalf of the Aristata Funds) enter into interim advisory agreements with DIA, in the event that the contemplated acquisition were to occur. The effective date of the interim advisory agreements was consistent with the closing of the acquisition, July 1, 2004.

     Prior to October 1, 2002, Tempest voluntarily agreed to waive a portion of its fees and/or reimburse fund expenses to the extent necessary for the Equity, Quality Bond and Colorado Quality Tax-Exempt Funds to maintain a total expense ratio of no more than 1.05%, 0.70% and 0.50%, respectively.

     ALPS Mutual Funds Services, Inc. ("ALPS") serves as the administrator to each Fund. ALPS is entitled to receive a fee from each Fund, computed daily and payable monthly, at the annual rate of .20% of the average net assets of each Fund, subject to a minimum annual fee, effective October 1, 2002, of $150,000 for the Equity Fund, $75,000 for the Quality Bond Fund and $45,000 for the Colorado Quality Tax-Exempt Fund. In addition to administration services, the administration fee also covers the costs of fund accounting, shareholder servicing and transfer agency. ALPS voluntarily agreed to waive its minimum annual fees to $146,500, $71,500 and $41,500 for the Aristata Equity, Quality Bond, and Colorado Quality Tax-Exempt Funds, respectively, for the period October 1, 2003 to September 30, 2004. For the period October 1, 2002 to September 20, 2003, ALPS voluntarily waived its minimum annual fees to $125,000, $62,500 and $37,500 for the Aristata

Equity, Quality Bond and Colorado Quality Tax-Exempt Funds, respectively. Prior to October 1, 2002, ALPS was entitled to receive a fee from each Fund at the annual rate of 0.20% of the average net assets of each Fund, subject to a minimum monthly fee of $15,000 for the Equity Fund, $7,500 for the Quality Bond Fund, and $5,000 for the Colorado Quality Tax-Exempt Fund.

5. INVESTMENT TRANSACTIONS

     The cost of securities purchased and proceeds from the sale of securities, other than temporary cash investments, during the year ended October 31, 2004 were as follows:

                              U.S. GOVERNMENT
                                 SECURITIES         ALL OTHER          TOTAL
     -----------------------------------------------------------------------------
     EQUITY FUND
     Purchases                $            -      $    5,724,386    $    5,724,386
     Sales                    $            -      $    9,883,723    $    9,883,723
     -----------------------------------------------------------------------------
     QUALITY BOND FUND
     Purchases                $            -      $            -    $            -
     Sales                    $      327,347      $      215,456    $      542,803
     -----------------------------------------------------------------------------
     COLORADO QUALITY
     TAX-EXEMPT FUND
     Purchases                $            -      $            -    $            -
     Sales                    $            -      $      897,470    $      897,470
     -----------------------------------------------------------------------------

6. SUBSEQUENT EVENTS

     A special meeting of the shareholders of the Aristata Funds was held on November 12, 2004, for the purpose of voting on proposals to approve an Agreement and Plan of Reorganization providing for the exchange of all of the assets and liabilities of the Aristata Equity Fund, Aristata Quality Bond Fund and Aristata Colorado Quality Tax-Exempt Fund into the Westcore Blue Chip Fund, Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Fund, respectively.

     The proposals were passed by the required majority of the shareholders of each respective Fund as listed in the following table.

                                      FOR              AGAINST      ABSTAIN
     ---------------------------------------------------------------------------
     Aristata Equity Fund             3,568,343.3962      -         30,404.1483
     Aristata Quality Bond              905,920.2408      -          5,396.2599
     Aristata Colorado Tax-Exempt       850,169.3043      -         10,924.5380

     In addition, the shareholders were asked to approve interim Investment Advisory Agreements with Denver Investment Advisors LLC. The proposals were passed by the required majority of the shareholders of each respective Fund as listed in the following table.

                                      FOR              AGAINST      ABSTAIN
     ---------------------------------------------------------------------------
     Aristata Equity Fund             3,568,343.3962      -         30,404.1483
     Aristata Quality Bond              905,920.2408      -          5,396.2599
     Aristata Colorado Tax-Exempt       850,169.3043      -         10,924.5380

     Effective with the close of business November 19, 2004, the Aristata Equity Fund, Aristata Quality Bond Fund and Aristata Colorado Quality Tax-Exempt Fund exchanged all of their assets and liabilities into the Westcore Blue Chip Fund, Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Fund, respectively.

FUND PROXY VOTING POLICIES & PROCEDURES (UNAUDITED)

     Fund policies and procedures used in determining how to vote proxies relating to portfolio securities is available without a charge, upon request, by contacting Aristata Funds at 800.644.8595 or www.aristata.com and on the Commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS (UNAUDITED)

     The Funds file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds' Forms N-Q are available without a charge, upon request, by contacting the Funds at 1-800-644-8595 and on the Commission's website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1-800-SEC-0330.

TRUSTEES AND OFFICERS (UNAUDITED)

     As of October 31, 2004, the Funds represent three of seven separate series under the Trust. The Trust's Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

INTERESTED TRUSTEES & OFFICERS

                                                TERM OF OFFICE, LENGTH
                                                OF TIME SERVED AND
                           POSITION(S) HELD     NUMBER OF PORTFOLIOS         PRINCIPAL OCCUPATION DURING THE PAST 5
NAME, ADDRESS & AGE        WITH FUNDS           OVERSEEN                     YEARS* AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
W. Robert Alexander, (76)  Trustee and          W. Robert Alexander was      Mr. Alexander is the Chief Executive Officer
                           Chairman             elected by the initial       of ALPS Mutual Funds Services, Inc., ("ALPS")
1625 Broadway                                   shareholder in December      and ALPS Distributors, Inc., ("ADI") which
Suite 2200                                      1993 and oversees 7          provide administration and distribution
Denver, CO 80202                                portfolios in fund           services, respectively, for proprietary
                                                complex.                     mutual fund complexes. Mr. Alexander was Vice
                                                                             Chairman of First Interstate Bank of Denver,
                                                                             responsible for Trust, Private Banking,
                                                                             Retail Banking, Cash Management Services and
                                                                             Marketing. Mr. Alexander is currently a
                                                                             member of the Board of Trustees of the Hunter
                                                                             and Hughes Trusts, Financial Investors
                                                                             Variable Insurance Trust, Clough Global
                                                                             Allocation Fund and Reaves Utility Income
                                                                             Fund. Because of his affiliation with ALPS
                                                                             and ADI, Mr. Alexander is considered an
                                                                             "interested" Trustee of the Trust.

Edmund J. Burke, (43)      President            Edmund J. Burke was          Mr. Burke is President and Director of
                                                elected as President at      ALPS and ADI. Mr. Burke joined ALPS in 1991 as
1625 Broadway                                   the December 17, 2002        Vice President and National Sales Manager.
Suite 2200                                      meeting of the Board of      Because of his positions with ADI and ALPS,
Denver, CO 80202                                Trustees.                    Mr. Burke is deemed an affiliate of the Trust
                                                                             as defined under the 1940 Act. Mr. Burke is
                                                                             currently President of the Financial
                                                                             Investors Variable Insurance Trust, Reaves
                                                                             Utility Income Fund and Clough Global
                                                                             Allocation Fund.

J. Jeffrey Dohse, (63)     Vice President       J. Jeffrey Dohse was         Vice President, Denver Investment Advisors
                                                elected as Vice President    LLC, June 2004 to present. Executive Vice
1225 17th Street                                at the September 17, 2002    President of Tempest Investment Counselors,
26th Floor                                      meeting of the Board of      Inc., from July 1983 to July 2004.
Denver, CO 80202                                Trustees. Effective
                                                December 14, 2004, J.
                                                Jeffrey Dohse will no
                                                longer be an officer.

                                                TERM OF OFFICE, LENGTH
                                                OF TIME SERVED AND
                           POSITION(S) HELD     NUMBER OF PORTFOLIOS         PRINCIPAL OCCUPATION DURING THE PAST 5
NAME, ADDRESS & AGE        WITH FUNDS           OVERSEEN                     YEARS* AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
H. David Lansdowne, (57)   Vice President       H. David Lansdowne was       Director of Wealth Management, Denver
                                                elected as Vice President    Investment Advisors, LLC, June 2004 to
1225 17th Street                                at the January 20, 1998      present. President and CEO of Tempest
26th Floor                                      meeting of the Board of      Investment Counselors, Inc., from January
Denver, CO 80202                                Trustees. Effective          1998 to July 2004. Mr. Lansdowne joined
                                                December 14, 2004, H.        Tempest as Director of Research in 1983.
                                                David Lansdowne will no
                                                longer be an officer.

Jeremy O. May, (34)        Treasurer            Jeremy May was elected at    Mr. May is Managing Director, Operations &
                                                the October 7, 1997          Client Services of ALPS and ADI. Mr. May
1625 Broadway                                   meeting of the Board of      joined ALPS in 1995 as a Controller. Mr. May
Suite 2200                                      Trustees.                    was an auditor with Deloitte & Touche LLP in
Denver, CO 80202                                                             their Denver office. Because of his positions
                                                                             with ALPS and ADI, Mr. May is deemed an
                                                                             affiliate of the Trust as defined under the
                                                                             1940 Act. Mr. May is currently Treasurer of
                                                                             Financial Investors Variable Insurance Trust,
                                                                             Reaves Utility Income Fund, and First Funds
                                                                             Trust.

Erin Douglas, (27)         Secretary            Erin Douglas was elected     Ms. Douglas is Associate Counsel of ALPS. Ms.
                                                as Secretary at the June     Douglas joined ALPS as Associate Counsel in
1625 Broadway                                   15, 2004 meeting of the      January 2003. Ms. Douglas is deemed an
Suite 2200                                      Board of Trustees.           affiliate of the Trust as defined under the
Denver, CO 80202                                                             1940 Act. Ms. Douglas is currently Secretary
                                                                             of the Financial Investors Variable Insurance
                                                                             Trust, Reaves Utility Income Fund, Clough
                                                                             Global Allocation Fund and the Westcore
                                                                             Trust.

INDEPENDENT TRUSTEES

                                                TERM OF OFFICE, LENGTH
                                                OF TIME SERVED AND
                           POSITION(S) HELD     NUMBER OF PORTFOLIOS         PRINCIPAL OCCUPATION DURING THE PAST 5
NAME, ADDRESS & AGE        WITH FUNDS           OVERSEEN                     YEARS* AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
Mary K. Anstine, (63)      Trustee              Mary K. Anstine was          Ms. Anstine was President/Chief Executive
                                                elected at a special         Officer, HealthONE Alliance, Denver,
1625 Broadway                                   meeting of shareholders      Colorado; Former Executive Vice President,
Suite 2200                                      held on March 21, 1997       First Interstate Bank of Denver. Ms. Anstine
Denver, CO 80202                                and oversees 7               is currently a Director of the Trust of
                                                portfolios in fund           Colorado, Trustee of the Denver Area Council
                                                complex.                     of the Boy Scouts of America, a Director of
                                                                             the Junior Achievement Board and the Colorado
                                                                             Uplift Board, and a member of the Advisory
                                                                             Boards for the Girl Scouts Mile Hi Council
                                                                             and the Hospice of Metro Denver. Ms. Anstine
                                                                             is a Trustee of Financial Investors Variable
                                                                             Insurance Trust and Reaves Utility Income
                                                                             Fund. Formerly, Ms. Anstine served as a
                                                                             Director of ALPS Distributors, Inc., from
                                                                             October 1995 to December 1996; Director of
                                                                             HealthONE; a member of the American Bankers
                                                                             Association Trust Executive Committee; and
                                                                             Director of the Center for Dispute
                                                                             Resolution.

Edwin B. Crowder, (73)     Trustee              Edwin B. Crowder was         Mr. Crowder currently operates a marketing
                                                elected at a special         concern with operations in the U. S. and
1625 Broadway                                   meeting of shareholders      Latin America. He has previously engaged in
Suite 2200                                      held on March 21, 1997       business pursuits in the restaurant, oil and
Denver, CO 80202                                and oversees 7 portfolios    gas drilling, and real estate development
                                                in fund complex.             industries. Mr. Crowder is a former Director
                                                                             of Athletics and Head Football Coach at the
                                                                             University of Colorado.

Robert E. Lee, (69)        Trustee              Robert E. Lee was            Mr. Lee has been a Director of Storage
                                                appointed as a Trustee at    Technology Corporation since 1989 and of JNG
1625 Broadway                                   the December 15, 1998,       since 1981. Mr. Lee was the Executive
Suite 2200                                      meeting of the Board of      Director of The Denver Foundation from 1989
Denver, CO 80202                                Trustees and oversees 7      to 1996, and is currently the Executive
                                                portfolios in fund           Director of Emeritus. Mr. Lee is also a
                                                complex.                     Director of Meredith Corporation since 1982.
                                                                             Mr. Lee is a Trustee of the Financial
                                                                             Investors Variable Insurance Trust and Reaves
                                                                             Utility Income Fund.

                                                TERM OF OFFICE, LENGTH
                                                OF TIME SERVED AND
                           POSITION(S) HELD     NUMBER OF PORTFOLIOS         PRINCIPAL OCCUPATION DURING THE PAST 5
NAME, ADDRESS & AGE        WITH FUNDS           OVERSEEN                     YEARS* AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
John R. Moran, Jr., (74)   Trustee              John R. Moran was elected    Mr. Moran is President of The Colorado Trust,
                                                at a special meeting of      a private foundation serving the health and
1625 Broadway                                   shareholders held on         hospital community in the State of Colorado.
Suite 2200                                      March 21, 1997 and           An attorney, Mr. Moran was formerly a partner
Denver, CO 80202                                oversees 7 portfolios in     with the firm of Kutak Rock & Campbell in
                                                fund complex.                Denver, Colorado and a member of the Colorado
                                                                             House of Representatives. Currently, Mr.
                                                                             Moran is a member of the Board of Directors
                                                                             and Treasurer of Grantmakers in Health; a
                                                                             Director of the Conference of Southwest
                                                                             Foundations; a member of the Treasurer's
                                                                             Office Investment Advisory Committee for the
                                                                             University of Colorado; a Trustee of the
                                                                             Robert J. Kutak Foundation, Financial
                                                                             Investors Variable Insurance Trust; Director
                                                                             of the Colorado Wildlife Heritage Foundation;
                                                                             and a member of the Alumni Council of the
                                                                             University of Denver College of Law.

* Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

                        THIS PAGE INTENTIONALLY LEFT BLANK

THESE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR INSURER..

INVESTMENT ADVISER
Denver Investment Advisors LLC
1225 17th Street
Suite 2600
Denver, Colorado 80202

ADMINISTRATOR, TRANSFER AGENT
& FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
1625 Broadway
Suite 2200
Denver, Colorado 80202

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway
Suite 2200
Denver, Colorado 80202

LEGAL COUNSEL
Davis Graham & Stubbs LLP
1550 Seventeenth Street
Suite 500
Denver, Colorado 80202

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado 80202

CUSTODIAN
Fifth Third Bank, N.A.
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio 45263

MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

FOR MORE INFORMATION, PLEASE CALL 1-800-644-8595.

[ALPS DISTRIBUTORS, INC. LOGO]

Item 2. CODE OF ETHICS.

Not applicable to semi-annual report.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual report.

Item 4. PRINCIPAL ACCOUNTING FEES AND SERVICES.

Not applicable to semi-annual report.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The Registrant has adopted the following procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. The Board of Trustees of the Registrant will as part of its authority and responsibilities, seek individuals qualified to become members of the Board of Trustees, including evaluating persons suggested by shareholders. In connection with filling vacancies or expanding the Board of Trustees, the Board of Trustees will evaluate the suitability of individual candidates in the context of the Board as a whole, with the objective of recommending a group or individual candidate that can best perpetuate the success of the business and represent shareholder interests through the exercise of sound judgment, relying on its diversity of experience. Trustees may be nominated by the Board of Trustees or by shareholders by submitting the name and basic qualifications of the candidates to the Secretary of the Registrant at Financial Investors Trust, 1625 Broadway, Suite 2200, Denver, Colorado 80202.

Item 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

   (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. EXHIBITS.

   (a)(1) Not applicable to semi-annual report.

   (a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

   (a)(3) Not applicable.

   (b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:       /s/ Edmund J. Burke
          -------------------
          Edmund J. Burke
          President

Date:     January 7, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:       /s/ Jeremy O. May
          -----------------
          Jeremy O. May
          Treasurer

Date:     January 7, 2005